Registration No. 2-89905-01
Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 43	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	/ /

Amendment No. 29	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code     414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                 Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2016 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

Prospectus

May 1, 2016

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio

Russell Investment Funds

Multi-Style Equity Fund

Aggressive Equity Fund

Global Real Estate Securities Fund

Non-U.S. Fund

Core Bond Fund

Russell Investment Funds LifePoints® Variable Target

Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose all the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2016, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of an interest in a variable income plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.

Certificate—A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract—The agreement between you and us described in this variable annuity prospectus.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company, or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Return Fund before the end of a Guaranteed Period.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax—If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan—The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Withdrawal Amount—The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.

This prospectus describes two versions of the Group Combination Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a simplified-load version (in which no sales charge is assessed).

Account C Prospectus	1

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Transfers Between Divisions.”) We may also charge for state premium tax deductions (although such a charge is not being assessed at the present).

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Installation Fee	None
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.00%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.00%
Current Mortality and Expense Risk Fees[1]	0.65%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.65%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified-Load Contract (in which a one-time sales charge is assessed)

Transaction Expenses for Contract Owners (as a percentage of purchase payments)
Maximum Sales Load	None
Installation Fee	$750
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

[1]	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

2	Account C Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2015. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.38%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.21%	1.32%

*	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions” section.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$654	$1,134	$1,640	$3,024
Minimum Total Annual Portfolio Operating Expenses	$568	$818	$1,088	$1,865

Simplified-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$271	$873	$1,501	$3,190
Minimum Total Annual Portfolio Operating Expenses	$159	$481	$825	$1,796

Note: The purchase payments for either a front-load Contract or a simplified-load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the simplified-load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a front-load Contract or a simplified-load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account C Prospectus	3

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $238 billion as of December 31, 2015. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have

4	Account C Prospectus

been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the

Account C Prospectus	5

Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair Investment Management, LLC
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Government Money Market Portfolio*	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio**	High current income and capital appreciation	Federated Investment Management Company

6	Account C Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation.
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Account C Prospectus	7

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Income Plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. “Good order” means that the request is complete and accurate and all applicable requirements are satisfied. If such a request is received before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable Income Plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other Income Plan. An administrative charge may apply.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a

8	Account C Prospectus

Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state and under your Contract. To find out if a Guaranteed Return Fund Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Account C Prospectus	9

The Guaranteed Return Fund Accounts

General    During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Interest Rates    Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

Interest rate bands for the simplified-load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the front-load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

Maturity Dates    GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2016, all the deposits will mature on March 31, 2016. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the “Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity    When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Government Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Government Money Market Investment Division. Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Market Value Adjustment    A Market Value Adjustment (“MVA”) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

10	Account C Prospectus

Other Information    Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.”) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the 1940 Act. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this Prospectus regarding the GRF.

The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed income plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Income Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency    You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

Application of Purchase Payments    We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Government Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more Divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the NYSE for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the Division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

Account C Prospectus	11

Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the Income Plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the Income Plan in effect at that time.

Surrender or Withdrawal Value    To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Income Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, the date we receive proof of death at our Home Office, or, if later, the date on which a method of payment is elected, with the unpaid payments discounted at the Assumed Investment Rate if received before the close of trading for the NYSE (typically 4:00 p.m. Eastern time). (See “Description of Income Plans.”) If received on or after the closing of the NYSE, we will determine the Withdrawal Value at the close of the next regular trading session of the NYSE.

Retirement Benefits    You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Income Plans described below. Your request will state the Income Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1⁄2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects an Income Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Income Plans

Generally     We will pay part or all of the benefits under a Contract under either a fixed or variable income plan you select, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. The fixed plans are not described in this prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly,

12	Account C Prospectus

there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable income plan, an Annuitant must select the initial allocation of Annuity Units among the Divisions and may reallocate Annuity Units among the Divisions at any time while the variable income plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

Description of Income Plans     The following Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 5 to 30 years (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain). An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

An Income Plan must result in payments that meet the minimums we require for annuity Income Plans on the date you elect the plan. From time to time, we may establish Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other Income Plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments     We will determine the amount of the first Annuity Payment on the basis of the particular Income Plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Income Plan involves life contingencies. The first payment will be lower if the Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Income Plan in a Portfolio.

Assumed Investment Rate     The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Income Plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

The Distributor     We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered

Account C Prospectus	13

representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Deferment of Benefit Payments     We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable Income Plan, or the payment of benefits under a variable Income Plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e)  such suspension or postponement is otherwise permitted by the 1940 Act.

Dividends     This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under an Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” On Group Combination Annuity Contracts, dividends have arisen principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. However, there is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed.

Any dividends allocated to your Contract will be credited on the Contract anniversary and, under the Company’s current approach, will be based on the average variable Contract value, which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account. Under the terms of the Contract, dividends, if any, will be applied as a net purchase payment allocated to the Government Money Market Division. For the coming year, all NN Series front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000.

Substitution of Portfolio Shares and Other Changes     When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. Pursuant to an order of the Securities and Exchange Commission (“SEC”), effective November 15, 2013 the Commodity Return Strategy Portfolio was substituted for the Commodities Return Strategy Portfolio, a series of the Northwestern Mutual Series Fund, Inc. (the “Replaced Portfolio”). The Replaced Portfolio is no longer available as an investment option. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Free Look     Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required under applicable state law), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Voting Rights     As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio

14	Account C Prospectus

held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable Income Plans. Periodic reports relating to the Portfolios, proxy material and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the SEC or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Amendments and Termination     After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to an Income Plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Speculative Investing     Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements     Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 1-888-455-2232 to make such changes.

Cybersecurity     The Company has administrative, technical and administrative safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings     Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Financial Statements     Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Account C Prospectus	15

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract

We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge. The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee. We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses. For certain Portfolios, certain expenses were reimbursed or fees waived during 2015. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.21% to a maximum of 1.38%.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the

16	Account C Prospectus

employer and the employee cannot exceed the lesser of $53,000 or 100% of compensation or earned income up to $265,000 (dollar amounts as indexed for 2016). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $18,000 in 2016 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $6.000 for 2016, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed by federal tax law on the taxable portion of premature payments of benefits (prior to age 59 1⁄2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed under federal tax law on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions no later than December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1⁄2 or, if older and the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) into an inherited IRA. The nonspouse designated beneficiary must then follow the distribution rules applicable to inherited IRAs.

Spousal Exceptions    If the employee’s spouse, as defined under federal tax law (below), elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1⁄2. Alternatively, the spouse, as defined under federal tax law, may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The

Account C Prospectus	17

spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. For example, certain declared federal disaster relief or military service provisions may supplement this information. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts Issued Prior to January 6, 1992

Contracts Issued Beginning May 1, 1984 and Prior to January 6, 1992    For Contracts issued beginning May 1, 1984 and prior to January 6, 1992, there is no surrender charge, but Purchase Payments paid under the Contract are subject to a deduction of 4.0% on the first $25,000 of Purchase Payments, 2.0% on the next $75,000, 1.0% on the next $100,000, 0.4% on the next $100,000, 0.2% on the next $200,000, and 0.1% on amounts in excess of $500,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”) The annual contract fee is based on the contract cash value as follows: 0.5% on the first $100,000 of cash value, 0.4% on the next $100,000, 0.3% on the next $100,000, 0.2% on the next $200,000 and 0.1% on the balance above $500,000. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction and annual contract fee are waived for Contracts issued to plans sponsored by the Company.

Contracts Issued Beginning December 17, 1981 and Prior to May 1, 1984    For Contracts issued beginning

December 17, 1981 and prior to May 1, 1984, the surrender charge is currently being waived, but Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.50%. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. There is no charge assessed at present for mortality and expense risks for these Contracts. There is no annual Contract fee. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction is waived for Contracts issued to plans sponsored by the Company.

18	Account C Prospectus

Table of Contents for Statement of Additional Information

Page
GENERAL INFORMATION	B-3
DISTRIBUTION OF THE CONTRACTS	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-4
Illustrations of Variable Annuity Payments	B-4

Account C Prospectus	19

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$5.018	$4.764	$4.398	$3.258	$2.904	$2.961	$2.652	$1.946	$3.204	$2.953
Number of Units Outstanding	130	193	187	186	176	169	257	261	241	278
Simplified-Load Version
Accumulation Unit Value	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738
Number of Units Outstanding	105	111	161	184	196	237	350	366	624	841
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$3.479	$3.081	$2.834	$2.211	$1.852	$1.985	$1.828	$1.291	$2.167	$1.719
Number of Units Outstanding	81	61	61	61	67	175	135	169	157	86
Simplified-Load Version
Accumulation Unit Value	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682
Number of Units Outstanding	31	31	71	72	142	283	288	263	262	279
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$3.432	$3.564	$3.304	$2.586	$2.332	$2.376	$2.118	$1.648	$2.708	$2.498
Number of Units Outstanding	81	155	154	180	175	197	185	182	232	344
Simplified-Load Version
Accumulation Unit Value	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316
Number of Units Outstanding	196	223	297	375	360	422	531	556	602	797
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$1.244	$1.283	$1.147	$0.882	$0.771	$0.794	$0.699	$0.553	$0.931	—
Number of Units Outstanding	35	56	39	19	4	93	76	71	59	—
Simplified-Load Version
Accumulation Unit Value	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—
Number of Units Outstanding	—	—	—	—	19	19	19	19	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$6.612	$6.579	$5.836	$4.448	$3.868	$3.819	$3.345	$2.664	$4.252	$4.060
Number of Units Outstanding	114	178	174	185	169	481	587	601	662	778
Simplified-Load Version
Accumulation Unit Value	$7.503	$7.510	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862
Number of Units Outstanding	270	291	324	348	431	508	582	794	1,034	1,197
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$1.260	$1.319	$1.175	$0.900	$0.778	$0.772	$0.700	$0.584	$0.936	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—
Number of Units Outstanding	—	—	—	—	44	34	72	28	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$2.088	$2.103	$1.859	$1.396	$1.229	$1.226	$1.076	$0.837	$1.369	$1.471
Number of Units Outstanding	125	89	91	91	96	135	303	320	285	248
Simplified-Load Version
Accumulation Unit Value	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424
Number of Units Outstanding	152	151	145	159	178	323	389	379	486	647

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	21

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Equity Income Division
Front-Load Version
Accumulation Unit Value	$2.344	$2.530	$2.370	$1.836	$1.576	$1.601	$1.398	$1.129	$1.771	$1.726
Number of Units Outstanding	—	—	—	12	—	—	38	29	43	9
Simplified-Load Version
Accumulation Unit Value	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688
Number of Units Outstanding	—	—	48	62	85	175	200	165	159	117
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$5.836	$5.832	$5.411	$4.338	$3.900	$4.184	$3.400	$2.591	$4.352	$3.629
Number of Units Outstanding	95	145	143	156	161	391	459	475	481	526
Simplified-Load Version
Accumulation Unit Value	$8.021	$8.064	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265
Number of Units Outstanding	226	251	281	321	335	351	534	623	660	861
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$3.819	$3.938	$3.622	$2.738	$2.342	$2.404	$1.916	$1.408	$2.223	$2.073
Number of Units Outstanding	26	23	23	36	23	23	53	78	91	135
Simplified-Load Version
Accumulation Unit Value	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980
Number of Units Outstanding	101	150	151	187	190	328	400	378	513	467
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.925	$2.984	$2.574	$1.989	$1.717	$1.739	$1.460	$1.192	$1.848	$1.863
Number of Units Outstanding	50	75	66	57	46	64	100	92	100	66
Simplified-Load Version
Accumulation Unit Value	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823
Number of Units Outstanding	—	—	54	70	116	118	94	116	150	180
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.281	$4.295	$3.979	$2.890	$2.657	$2.750	$2.200	$1.688	$3.027	$2.781
Number of Units Outstanding	5	19	19	43	41	55	71	84	95	95
Simplified-Load Version
Accumulation Unit Value	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656
Number of Units Outstanding	67	68	67	83	107	151	202	228	314	298
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.628	$1.678	$1.603	$1.147	$0.997	$0.995	$0.795	$0.639	$0.937	—
Number of Units Outstanding	29	7	7	26	8	9	9	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—
Number of Units Outstanding	—	—	—	46	4	25	67	23	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.938	$3.127	$3.141	$2.399	$2.076	$2.118	$1.748	$1.373	$1.923	$1.951
Number of Units Outstanding	6	6	6	6	6	31	76	94	96	98
Simplified-Load Version
Accumulation Unit Value	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889
Number of Units Outstanding	68	68	83	102	130	221	230	228	311	352
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.753	$1.796	$1.893	$1.590	$1.357	$1.573	$1.360	$1.111	$2.078	$1.857
Number of Units Outstanding	29	—	—	—	—	74	118	130	145	125
Simplified-Load Version
Accumulation Unit Value	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798
Number of Units Outstanding	—	—	—	10	40	114	537	531	676	390
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$0.954	$0.971	$1.048	$0.887	$0.765	$0.860	$0.779	$0.600	$1.050	—
Number of Units Outstanding	67	—	—	34	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—
Number of Units Outstanding	—	—	—	48	95	56	64	17	17	—

(b)	The initial investment was made on April 30, 2007.

22	Account C Prospectus

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
International Equity Division
Front-Load Version
Accumulation Unit Value	$4.180	$4.302	$4.748	$3.938	$3.262	$3.652	$3.413	$2.581	$4.621	$3.940
Number of Units Outstanding	98	152	148	177	175	212	344	369	438	486
Simplified-Load Version
Accumulation Unit Value	$3.649	$3.778	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630
Number of Units Outstanding	330	340	358	431	466	501	778	835	1,092	1,024
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$0.839	$0.962	$1.033	$1.096	$0.928	$1.148	$0.932	$0.552	$1.242	—
Number of Units Outstanding	91	—	—	27	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.796	$0.918	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—
Number of Units Outstanding	70	36	59	131	214	330	255	56	32	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$1.684	$1.695	$1.705	$1.714	$1.723	$1.731	$1.738	$1.736	$1.700	$1.625
Number of Units Outstanding	375	366	358	349	297	117	473	461	473	395
Simplified-Load Version
Accumulation Unit Value	$2.832	$2.867	$2.901	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885
Number of Units Outstanding	64	134	587	348	398	630	614	1,136	479	1,001
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.160	$1.159	$1.163	$1.164	$1.148	$1.149	$1.116	$1.047	$1.026	—
Number of Units Outstanding	33	—	—	53	—	36	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.102	$1.107	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—
Number of Units Outstanding	136	—	—	—	1,043	1,084	314	—	1	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$3.357	$3.361	$3.204	$3.296	$3.161	$2.969	$2.804	$2.580	$2.515	$2.380
Number of Units Outstanding	65	82	75	109	56	164	164	186	299	295
Simplified-Load Version
Accumulation Unit Value	$13.689	$13.788	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242
Number of Units Outstanding	21	40	54	88	97	120	212	202	188	239
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.786	$1.825	$1.484	$1.723	$1.671	$1.305	$1.187	$1.285	$1.071	—
Number of Units Outstanding	—	—	—	—	—	31	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.696	$1.743	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—
Number of Units Outstanding	45	45	45	45	45	45	99	45	1	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$1.285	$1.322	$1.290	$1.417	$1.329	$1.195	$1.139	$1.042	$1.064	—
Number of Units Outstanding	40	—	—	—	—	35	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.220	$1.263	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—
Number of Units Outstanding	126	—	—	186	37	24	58	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$3.768	$3.845	$3.825	$3.638	$3.215	$3.094	$2.718	$1.882	$2.408	$2.368
Number of Units Outstanding	12	10	9	8	8	33	59	71	83	81
Simplified-Load Version
Accumulation Unit Value	$3.309	$3.397	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195
Number of Units Outstanding	7	7	54	87	117	108	158	247	246	285
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.474	$1.518	$1.479	$1.513	$1.325	$1.270	$1.129	$0.931	$1.006	—
Number of Units Outstanding	87	—	—	—	—	—	—	—	22	—
Simplified-Load Version
Accumulation Unit Value	$1.400	$1.449	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—
Number of Units Outstanding	50	50	50	174	101	50	128	50	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	23

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Balanced Division
Front-Load Version
Accumulation Unit Value	$4.365	$4.398	$4.194	$3.766	$3.456	$3.406	$3.062	$2.538	$3.306	$3.135
Number of Units Outstanding	110	238	232	229	291	547	670	920	977	1,095
Simplified-Load Version
Accumulation Unit Value	$11.759	$11.922	$11.435	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915
Number of Units Outstanding	241	407	407	489	516	540	758	898	1,139	1,423
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.857	$1.878	$1.797	$1.550	$1.406	$1.416	$1.261	$0.999	$1.439	$1.324
Number of Units Outstanding	18	43	43	44	44	45	96	76	77	81
Simplified-Load Version
Accumulation Unit Value	$1.704	$1.733	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282
Number of Units Outstanding	—	363	364	835	843	842	862	901	1,215	1,122

Fidelity® Variable Insurance Products
	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$3.881	$3.971	$3.769	$2.792	$2.453	$2.770	$2.168	$1.562	$2.603	$2.271
Number of Units Outstanding	14	14	13	33	33	70	67	77	115	84
Simplified-Load Version
Accumulation Unit Value	$3.597	$3.703	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222
Number of Units Outstanding	59	51	80	47	61	146	162	194	275	331
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$1.590	$1.594	$1.437	$1.104	$0.957	$0.991	$0.853	$0.634	$1.113	—
Number of Units Outstanding	40	—	—	—	—	49	—	23	23	—
Simplified-Load Version
Accumulation Unit Value	$1.510	$1.522	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—
Number of Units Outstanding	50	18	7	30	59	326	393	318	259	—
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$1.531	$1.548	$1.412	$1.033	$0.937	$0.973	$0.797	$0.610	$1.014
Number of Units Outstanding	25	—	—	—	—	—	—	5	5
Simplified-Load Version
Accumulation Unit Value	$1.454	$1.479	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	—	—	—	19	42	138	122	74	—

(b)	The initial investment was made on April 30, 2007.

24	Account C Prospectus

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Russell Investment Funds

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.639	$1.632	$1.471	$1.114	$0.969	$0.991	$0.856	$0.656	$1.111	$1.013
Number of Units Outstanding	—	20	20	20	648	759	931	861	915	984
Simplified-Load Version
Accumulation Unit Value	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967
Number of Units Outstanding	107	114	105	105	103	374	377	362	558	1,020
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$2.260	$2.451	$2.429	$1.746	$1.518	$1.594	$1.285	$0.984	$1.736	$1.690
Number of Units Outstanding	—	—	—	—	61	63	86	71	137	124
Simplified-Load Version
Accumulation Unit Value	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614
Number of Units Outstanding	—	2	6	5	17	143	157	207	417	396
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.576	$1.607	$1.693	$1.398	$1.174	$1.357	$1.225	$0.975	$1.704	$1.558
Number of Units Outstanding	3	70	62	87	319	338	379	332	404	407
Simplified-Load Version
Accumulation Unit Value	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488
Number of Units Outstanding	33	37	106	170	205	373	364	393	420	565
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.086	$2.103	$2.007	$2.050	$1.904	$1.830	$1.675	$1.455	$1.519	$1.426
Number of Units Outstanding	31	109	101	160	500	493	594	643	758	743
Simplified-Load Version
Accumulation Unit Value	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362
Number of Units Outstanding	—	85	74	166	147	199	354	205	266	455
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$4.017	$4.033	$3.538	$3.436	$2.711	$2.936	$2.404	$1.876	$2.983	$3.568
Number of Units Outstanding	21	23	23	43	67	92	130	121	133	164
Simplified-Load Version
Accumulation Unit Value	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408
Number of Units Outstanding	42	38	58	99	115	163	492	461	594	507

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.322	$1.353	$1.299	$1.225	$1.110	$1.116	$0.997	$0.820	$1.031
Number of Units Outstanding	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	158	164	169	289	295	294	312	—	—
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.280	$1.319	$1.269	$1.136	$1.013	$1.044	$0.921	$0.739	$1.023
Number of Units Outstanding	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	209	200	185	323	330	328	343	5	—
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.194	$1.243	$1.206	$1.041	$0.917	$0.969	$0.848	$0.664	$1.017
Number of Units Outstanding	—	—	—	—	—	—	2	27	26
Simplified-Load Version
Accumulation Unit Value	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	372	362	334	332	354	352	377	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	25

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series (continued)

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.104	$1.156	$1.124	$0.944	$0.822	$0.882	$0.771	$0.593	$1.008
Number of Units Outstanding	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	409	406	377	375	394	392	420	31	—
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version
Accumulation Unit Value	$4.280	$5.746	$6.963
Number of Units Outstanding	15	—	—
Simplified-Load Version
Accumulation Unit Value	$4.162	$5.621	$6.852
Number of Units Outstanding	5	—	—

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

26	Account C Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Growth Stock Division
Accumulation Unit Value	$57.764	$54.488	$49.978	$36.785	$32.570	$32.998	$29.366	$21.409	$35.015	$32.066
Number of Units Outstanding	6	6	6	6	7	7	8	235	827	821
Focused Appreciation Division
Accumulation Unit Value	$37.773	$33.238	$30.373	$23.544	$19.597	$20.870	$19.089	$13.398	$22.333	$17.608
Number of Units Outstanding	2	3	3	10	9	8	7	5	2	2
Large Cap Core Stock Division
Accumulation Unit Value	$39.512	$40.760	$37.544	$29.198	$26.157	$26.477	$23.450	$18.131	$29.597	$27.124
Number of Units Outstanding	—	—	1	1	2	2	7	248	868	806
Large Cap Blend Division(b)
Accumulation Unit Value	$13.161	$13.487	$11.980	$9.155	$7.947	$8.134	$7.117	$5.586	$9.348	—
Number of Units Outstanding	—	2	2	2	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$104.795	$103.583	$91.297	$69.136	$59.726	$58.584	$50.989	$40.341	$63.973	$60.679
Number of Units Outstanding	15	15	21	23	24	25	31	715	1,365	1,454
Large Company Value Division(b)
Accumulation Unit Value	$13.332	$13.865	$12.267	$9.343	$8.022	$7.904	$7.124	$5.902	$9.403	—
Number of Units Outstanding	—	1	1	1	—	—	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$22.930	$22.951	$20.155	$15.038	$13.151	$13.033	$11.371	$8.779	$14.273	$15.238
Number of Units Outstanding	—	1	1	2	2	2	2	4	12	5
Equity Income Division
Accumulation Unit Value	$25.452	$27.292	$25.404	$19.551	$16.677	$16.832	$14.595	$11.715	$18.250	$17.675
Number of Units Outstanding	1	1	1	2	8	8	8	9	8	1
Mid Cap Growth Stock Division
Accumulation Unit Value	$103.425	$102.694	$94.655	$75.403	$67.344	$71.779	$57.953	$43.872	$73.220	$60.664
Number of Units Outstanding	11	11	14	16	16	17	19	527	1,106	1,150
Index 400 Stock Division
Accumulation Unit Value	$42.561	$43.599	$39.847	$29.923	$25.435	$25.935	$20.536	$14.989	$23.522	$21.794
Number of Units Outstanding	1	1	3	4	4	4	1	685	1,641	1,580
Mid Cap Value Division
Accumulation Unit Value	$31.762	$32.189	$27.585	$21.180	$18.169	$18.280	$15.242	$12.368	$19.048	$19.079
Number of Units Outstanding	1	3	3	3	4	3	3	3	4	—
Small Cap Growth Stock Division
Accumulation Unit Value	$47.713	$47.562	$43.773	$31.583	$28.848	$29.672	$23.577	$17.974	$32.022	$29.233
Number of Units Outstanding	1	2	2	2	3	3	6	454	1,171	1,235
Index 600 Stock Division(b)
Accumulation Unit Value	$17.225	$17.639	$16.745	$11.904	$10.280	$10.188	$8.092	$6.465	$9.411	—
Number of Units Outstanding	2	2	2	1	—	—	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$32.263	$34.122	$34.047	$25.840	$22.213	$22.520	$18.467	$14.406	$20.046	$20.213
Number of Units Outstanding	2	2	3	5	6	6	4	6	9	10
International Growth Division
Accumulation Unit Value	$19.258	$19.596	$20.524	$17.131	$14.519	$16.721	$14.362	$11.661	$21.668	$19.240
Number of Units Outstanding	7	5	5	5	10	10	11	12	9	9
Research International Core Division(b)
Accumulation Unit Value	$10.099	$10.212	$10.947	$9.206	$7.884	$8.807	$7.931	$6.062	$10.549	—
Number of Units Outstanding	1	3	3	3	1	—	—	—	—	—
International Equity Division
Accumulation Unit Value	$4.843	$4.953	$5.431	$4.475	$3.682	$4.096	$3.804	$2.858	$5.083	$4.306
Number of Units Outstanding	3	12	45	71	120	119	109	8,133	23,350	21,029
Emerging Markets Equity Division(b)
Accumulation Unit Value	$8.872	$10.110	$10.784	$11.370	$9.568	$11.763	$9.480	$5.585	$12.473	—
Number of Units Outstanding	1	4	4	5	4	3	3	7	3	—
Money Market Division
Accumulation Unit Value	$41.573	$41.569	$41.539	$41.498	$41.438	$41.380	$41.259	$40.948	$39.848	$37.848
Number of Units Outstanding	—	—	—	—	—	—	3	3	1	2
Short-Term Bond Division(b)
Accumulation Unit Value	$12.276	$12.188	$12.142	$12.076	$11.832	$11.767	$11.354	$10.589	$10.310	—
Number of Units Outstanding	5	2	2	2	—	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	27

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Select Bond Division
Accumulation Unit Value	$212.550	$211.428	$200.286	$204.702	$195.022	$181.992	$170.745	$156.117	$151.194	$142.110
Number of Units Outstanding	1	1	2	3	4	4	2	40	73	77
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$18.899	$19.181	$15.502	$17.875	$17.229	$13.364	$12.081	$12.988	$10.755	—
Number of Units Outstanding	—	1	1	4	3	3	3	3	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$13.593	$13.899	$13.477	$14.702	$13.695	$12.236	$11.587	$10.535	$10.683	—
Number of Units Outstanding	4	2	2	4	8	9	8	17	—	—
High Yield Bond Division
Accumulation Unit Value	$43.377	$43.976	$43.465	$41.068	$36.060	$34.476	$30.095	$20.699	$26.317	$25.706
Number of Units Outstanding	—	1	2	2	2	3	2	86	217	213
Multi-Sector Bond Division(b)
Accumulation Unit Value	$15.598	$15.952	$15.450	$15.698	$13.657	$13.009	$11.493	$9.415	$10.109	—
Number of Units Outstanding	—	2	2	2	6	6	6	9	—	—
Balanced Division
Accumulation Unit Value	$181.609	$181.830	$172.249	$153.678	$140.097	$137.200	$122.549	$100.918	$130.597	$123.032
Number of Units Outstanding	36	36	37	38	41	42	47	183	398	426
Asset Allocation Division
Accumulation Unit Value	$20.400	$20.487	$19.484	$16.700	$15.043	$15.054	$13.322	$10.482	$15.001	$13.712
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	2

(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VIP Mid Cap Division
Accumulation Unit Value	$42.138	$42.835	$40.399	$29.734	$25.954	$29.113	$22.644	$16.203	$26.829	$23.261
Number of Units Outstanding	1	2	2	2	4	5	5	7	8	7
VIP Contrafund® Division(b)
Accumulation Unit Value	$16.824	$16.754	$15.006	$11.459	$9.866	$10.149	$8.680	$6.407	$11.180	—
Number of Units Outstanding	4	6	6	6	15	13	14	18	3	—

(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$16.200	$16.275	$14.744	$10.715	$9.655	$9.962	$8.109	$6.170	$10.188
Number of Units Outstanding	1	1	1	1	1	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

28	Account C Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992 (continued)

Russell Investment Funds

	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Multi-Style Equity Division
Accumulation Unit Value	$18.271	$18.072	$16.179	$12.172	$10.521	$10.687	$9.176	$6.983	$11.749	$10.647
Number of Units Outstanding	—	—	—	—	—	—	—	—	9	23
Aggressive Equity Division
Accumulation Unit Value	$25.191	$27.141	$26.725	$19.089	$16.479	$17.202	$13.775	$10.484	$18.366	$17.759
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Non-U.S. Division
Accumulation Unit Value	$17.562	$17.796	$18.625	$15.277	$12.751	$14.636	$13.136	$10.385	$18.033	$16.376
Number of Units Outstanding	—	1	1	2	1	1	1	3	5	6
Core Bond Division
Accumulation Unit Value	$23.249	$23.282	$22.078	$22.403	$20.671	$19.747	$17.948	$15.498	$16.071	$14.986
Number of Units Outstanding	3	1	1	2	7	8	8	7	1	—
Global Real Estate Securities Division
Accumulation Unit Value	$44.772	$44.661	$38.921	$37.551	$29.439	$31.671	$25.766	$19.982	$31.560	$37.507
Number of Units Outstanding	1	4	5	5	6	6	5	476	983	1,459

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$13.984	$14.227	$13.569	$12.706	$11.440	$11.426	$10.145	$8.286	$10.353
Number of Units Outstanding	—	—	—	—	—	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$13.547	$13.866	$13.255	$11.790	$10.438	$10.694	$9.376	$7.471	$10.273
Number of Units Outstanding	—	—	—	—	—	—	—	—	—
Growth Strategy Division(b)
Accumulation Unit Value	$12.632	$13.064	$12.592	$10.803	$9.458	$9.928	$8.628	$6.710	$10.213
Number of Units Outstanding	—	—	—	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$11.679	$12.150	$11.741	$9.799	$8.471	$9.033	$7.849	$5.999	$10.125
Number of Units Outstanding	—	—	—	—	—	—	—	—	—
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$4.412	$5.885	$7.085
Number of Units Outstanding	1	3	3

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account C Prospectus	29

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November  23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DISTRIBUTION OF THE CONTRACTS

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2015	$30,315
2014	$32,080
2013	$48,348

NMIS also provides certain services related to the administration of a certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Income Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table A MortalityTable with Projection Scale G and an age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3- 1⁄2% (Plan 2, as described in the prospectus).

(1)	Value of Annuitant’s retirement benefit allocated to Balanced	$50,000

(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00

(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$250.00

(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of income plan.	$1.500000

(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67

The $50,000 value on the effective date of the income plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3- 1⁄2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

EXPERTS

The consolidated financial statements of Northwestern Mutual as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of NML Variable Annuity Account C as of December 31, 2015 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2015

NML Variable Annuity Account C

Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$1,582	$1,800	$1,030	$420	$7,376
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	1,582	1,800	1,030	420	7,376

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	2	-	1

Total Liabilities	-	-	2	-	1

Total Net Assets	$1,582	$1,800	$1,028	$420	$7,375

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$322	$85	$-	$4	$1,555
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	655	281	278	44	753
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	463	100	589	-	2,029
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	142	1,334	161	372	3,038
Annuity Reserves	-	-	-	-	-

Total Net Assets	$1,582	$1,800	$1,028	$420	$7,375

(1) Investments, at cost	$1,293	$1,557	$919	$412	$5,880
Mutual Fund Shares Held	564	672	668	408	1,901
(2) Accumulation Unit Value	$57.763945	$37.773111	$39.512372	$13.161232	$104.794845
Units Outstanding	6	2	-	-	15
(3) Accumulation Unit Value	$5.017566	$3.478726	$3.432135	$1.243912	$6.612392
Units Outstanding	130	81	81	35	114
(4) Accumulation Unit Value	$4.406893	$3.224559	$3.014389	$1.180907	$7.503191
Units Outstanding	105	31	196	-	270
(5) Accumulation Unit Value	$1.625579	$3.613247	$1.398615	$1.276624	$1.771076
Units Outstanding	87	369	115	291	1,715

The Accompanying Notes are an Integral Part of these Financial Statements.

F-1

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$311	$1,228	$1,606	$3,750	$1,355
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	311	1,228	1,606	3,750	1,355

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	1	-

Total Liabilities	-	-	-	1	-

Total Net Assets	$311	$1,228	$1,606	$3,749	$1,355

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$5	$15	$1,140	$28
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	261	-	553	99
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	290	-	1,813	350
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	311	672	1,591	243	878
Annuity Reserves	-	-	-	-	-

Total Net Assets	$311	$1,228	$1,606	$3,749	$1,355

(1) Investments, at cost	$291	$880	$1,565	$3,344	$1,305
Mutual Fund Shares Held	316	869	1,031	1,208	764
(2) Accumulation Unit Value	$13.331635	$22.929503	$25.451821	$103.425002	$42.560713
Units Outstanding	-	-	1	11	1
(3) Accumulation Unit Value	$1.260004	$2.087802	$2.344035	$5.835944	$3.818849
Units Outstanding	-	125	-	95	26
(4) Accumulation Unit Value	$1.196136	$1.915024	$2.172680	$8.021005	$3.455897
Units Outstanding	-	152	-	226	101
(5) Accumulation Unit Value	$1.293194	$2.179944	$2.434611	$1.481267	$3.254475
Units Outstanding	241	308	653	164	270

The Accompanying Notes are an Integral Part of these Financial Statements.

F-2

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$794	$641	$555	$1,136	$836
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	794	641	555	1,136	836

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	-	-	-

Total Liabilities	-	1	-	-	-

Total Net Assets	$794	$640	$555	$1,136	$836

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$36	$30	$28	$51	$131
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	147	20	48	20	51
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	1	261	-	184	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	610	329	479	881	654
Annuity Reserves	-	-	-	-	-

Total Net Assets	$794	$640	$555	$1,136	$836

(1) Investments, at cost	$790	$540	$604	$1,056	$828
Mutual Fund Shares Held	516	270	489	540	644
(2) Accumulation Unit Value	$31.761925	$47.712811	$17.224563	$32.262868	$19.257803
Units Outstanding	1	1	2	2	7
(3) Accumulation Unit Value	$2.925085	$4.281113	$1.627963	$2.937651	$1.753404
Units Outstanding	50	5	29	6	29
(4) Accumulation Unit Value	$2.711402	$3.874150	$1.545444	$2.694556	$1.608366
Units Outstanding	-	67	-	68	-
(5) Accumulation Unit Value	$3.038210	$2.007098	$1.670823	$3.067228	$1.830814
Units Outstanding	201	164	287	287	357

The Accompanying Notes are an Integral Part of these Financial Statements.

F-3

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$906	$4,103	$1,270	$1,671	$1,051
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	-	-

Total Assets	907	4,103	1,270	1,671	1,051

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$907	$4,103	$1,270	$1,671	$1,051

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$10	$13	$8	$-	$59
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	65	410	76	631	38
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	1,203	55	181	150
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	832	2,477	1,131	859	804
Annuity Reserves	-	-	-	-	-

Total Net Assets	$907	$4,103	$1,270	$1,671	$1,051

(1) Investments, at cost	$935	$4,449	$1,491	$1,671	$1,054
Mutual Fund Shares Held	1,062	2,545	1,579	1,671	1,023
(2) Accumulation Unit Value	$10.098885	$4.843231	$8.872116	$41.572750	$12.275717
Units Outstanding	1	3	1	-	5
(3) Accumulation Unit Value	$0.954447	$4.179685	$0.838517	$1.683884	$1.160071
Units Outstanding	67	98	91	375	33
(4) Accumulation Unit Value	$0.906065	$3.648947	$0.796019	$2.831752	$1.101540
Units Outstanding	-	330	70	64	136
(5) Accumulation Unit Value	$0.979635	$1.811644	$0.860596	$1.258510	$1.191018
Units Outstanding	850	1,367	1,314	683	675

The Accompanying Notes are an Integral Part of these Financial Statements.

F-4

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$4,822	$360	$1,046	$1,311	$1,814
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	4,822	360	1,046	1,311	1,814

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$4,822	$360	$1,046	$1,311	$1,814

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$158	$3	$58	$3	$7
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	219	-	51	45	129
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	284	76	154	23	70
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	4,161	281	783	1,240	1,608
Annuity Reserves	-	-	-	-	-

Total Net Assets	$4,822	$360	$1,046	$1,311	$1,814

(1) Investments, at cost	$4,908	$355	$1,120	$1,433	$1,989
Mutual Fund Shares Held	3,861	333	996	1,931	1,837
(2) Accumulation Unit Value	$212.549665	$18.898765	$13.593038	$43.377037	$15.597729
Units Outstanding	1	-	4	-	-
(3) Accumulation Unit Value	$3.356677	$1.786256	$1.284755	$3.768067	$1.474214
Units Outstanding	65	-	40	12	87
(4) Accumulation Unit Value	$13.688870	$1.695799	$1.219659	$3.309496	$1.399545
Units Outstanding	21	45	126	7	50
(5) Accumulation Unit Value	$2.197759	$1.833278	$1.318578	$2.548194	$1.513022
Units Outstanding	1,893	153	594	486	1,062

The Accompanying Notes are an Integral Part of these Financial Statements.

F-5

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$12,131	$787	$-	$-	$-
Fidelity Variable Insurance Products	-	-	1,724	1,809	-
Neuberger Berman Advisers Management Trust	-	-	-	-	543
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	12,131	787	1,724	1,809	543

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$12,131	$787	$1,724	$1,809	$543

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$6,498	$-	$61	$74	$11
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	482	34	53	64	38
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	2,839	-	212	75	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	2,277	753	1,398	1,596	494
Annuity Reserves	35	-	-	-	-

Total Net Assets	$12,131	$787	$1,724	$1,809	$543

(1) Investments, at cost	$11,989	$780	$1,768	$1,593	$515
Mutual Fund Shares Held	8,784	711	54	54	25
(2) Accumulation Unit Value	$181.609174	$20.400265	$42.137819	$16.824006	$16.199640
Units Outstanding	36	-	1	4	1
(3) Accumulation Unit Value	$4.364590	$1.857455	$3.880701	$1.590093	$1.531119
Units Outstanding	110	18	14	40	25
(4) Accumulation Unit Value	$11.759481	$1.703817	$3.597108	$1.509544	$1.453533
Units Outstanding	241	-	59	50	-
(5) Accumulation Unit Value	$1.790528	$1.939491	$4.030700	$1.631987	$1.571407
Units Outstanding	1,272	388	347	978	314

The Accompanying Notes are an Integral Part of these Financial Statements.

F-6

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	483	68	444	1,693	2,060
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	483	68	444	1,693	2,060

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	1	-	-

Total Liabilities	-	-	1	-	-

Total Net Assets	$483	$68	$443	$1,693	$2,060

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$64	$48
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	5	64	84
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	158	-	48	-	153
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	325	68	390	1,565	1,775
Annuity Reserves	-	-	-	-	-

Total Net Assets	$483	$68	$443	$1,693	$2,060

(1) Investments, at cost	$453	$83	$428	$1,755	$2,116
Mutual Fund Shares Held	29	5	39	165	140
(2) Accumulation Unit Value	$18.271298	$25.191084	$17.562157	$23.248775	$44.771967
Units Outstanding	-	-	-	3	1
(3) Accumulation Unit Value	$1.639406	$2.260302	$1.575749	$2.086095	$4.017229
Units Outstanding	-	-	3	31	21
(4) Accumulation Unit Value	$1.483571	$2.045441	$1.426010	$1.887891	$3.635378
Units Outstanding	107	-	33	-	42
(5) Accumulation Unit Value	$1.681794	$2.080237	$1.391934	$2.142048	$4.087069
Units Outstanding	193	33	280	731	434

The Accompanying Notes are an Integral Part of these Financial Statements.

F-7

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2015

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	750	1,561	896	453	-
Credit Suisse Trust	-	-	-	-	695
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	750	1,561	896	453	695

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$750	$1,561	$896	$453	$695

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$-	$3
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	-	-	64
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	199	254	422	428	22
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	551	1,307	474	25	606
Annuity Reserves	-	-	-	-	-

Total Net Assets	$750	$1,561	$896	$453	$695

(1) Investments, at cost	$767	$1,606	$831	$404	$987
Mutual Fund Shares Held	77	166	100	55	178
(2) Accumulation Unit Value	$13.984420	$13.546956	$12.631574	$11.679451	$4.412123
Units Outstanding	-	-	-	-	1
(3) Accumulation Unit Value	$1.321746	$1.280375	$1.193825	$1.103839	$4.279978
Units Outstanding	-	-	-	-	15
(4) Accumulation Unit Value	$1.254766	$1.215472	$1.133339	$1.047904	$4.161714
Units Outstanding	158	209	372	409	5
(5) Accumulation Unit Value	$1.356504	$1.314103	$1.225293	$1.132951	$4.340351
Units Outstanding	406	994	387	22	140

The Accompanying Notes are an Integral Part of these Financial Statements.

F-8

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$12	$-	$28	$4	$126
Expenses:
Mortality and expense risk charges	11	7	12	2	42

Total expenses	11	7	12	2	42
Less waived fees	-	-	-	-	-

Net expenses	11	7	12	2	42

Net investment income (loss)	1	(7)	16	2	84

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	125	85	159	22	541
Realized gain distribution	114	183	20	23	132

Realized gains (losses)	239	268	179	45	673

Change in unrealized appreciation/(depreciation) of investments during the period	(143)	(53)	(237)	(59)	(703)

Net increase (decrease) in net assets resulting from operations	$97	$208	$(42)	$(12)	$54

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$4	$21	$30	$2	$15
Expenses:
Mortality and expense risk charges	1	7	6	30	9

Total expenses	1	7	6	30	9
Less waived fees	-	-	-	-	-

Net expenses	1	7	6	30	9

Net investment income (loss)	3	14	24	(28)	6

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10	93	128	103	104
Realized gain distribution	24	-	70	377	88

Realized gains (losses)	34	93	198	480	192

Change in unrealized appreciation/(depreciation) of investments during the period	(48)	(114)	(349)	(440)	(247)

Net increase (decrease) in net assets resulting from operations	$(11)	$(7)	$(127)	$12	$(49)

The Accompanying Notes are an Integral Part of these Financial Statements.

F-9

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$14	$1	$-	$8	$13
Expenses:
Mortality and expense risk charges	4	5	2	6	2

Total expenses	4	5	2	6	2
Less waived fees	-	-	-	-	-

Net expenses	4	5	2	6	2

Net investment income (loss)	10	(4)	(2)	2	11

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	109	87	17	43	29
Realized gain distribution	88	36	1	70	-

Realized gains (losses)	197	123	18	113	29

Change in unrealized appreciation/(depreciation) of investments during the period	(219)	(117)	(33)	(187)	(56)

Net increase (decrease) in net assets resulting from operations	$(12)	$2	$(17)	$(72)	$(16)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$17	$128	$10	$-	$7
Expenses:
Mortality and expense risk charges	3	29	5	9	5

Total expenses	3	29	5	9	5
Less waived fees	-	-	-	-	-

Net expenses	3	29	5	9	5

Net investment income (loss)	14	99	5	(9)	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15	97	(12)	-	-
Realized gain distribution	17	173	-	-	-

Realized gains (losses)	32	270	(12)	-	-

Change in unrealized appreciation/(depreciation) of investments during the period	(62)	(497)	(148)	-	(1)

Net increase (decrease) in net assets resulting from operations	$(16)	$(128)	$(155)	$(9)	$1

The Accompanying Notes are an Integral Part of these Financial Statements.

F-10

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$76	$7	$24	$62	$96
Expenses:
Mortality and expense risk charges	21	2	5	5	6

Total expenses	21	2	5	5	6
Less waived fees	-	-	-	-	-

Net expenses	21	2	5	5	6

Net investment income (loss)	55	5	19	57	90

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(28)	9	(20)	1	6
Realized gain distribution	23	-	-	-	25

Realized gains (losses)	(5)	9	(20)	1	31

Change in unrealized appreciation/(depreciation) of investments during the period	(43)	(14)	(26)	(85)	(169)

Net increase (decrease) in net assets resulting from operations	$7	$-	$(27)	$(27)	$(48)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$271	$28	$5	$14	$3
Expenses:
Mortality and expense risk charges	61	8	8	6	2

Total expenses	61	8	8	6	2
Less waived fees	-	-	-	-	-

Net expenses	61	8	8	6	2

Net investment income (loss)	210	20	(3)	8	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	361	21	23	120	26
Realized gain distribution	633	72	209	163	46

Realized gains (losses)	994	93	232	283	72

Change in unrealized appreciation/(depreciation) of investments during the period	(1,283)	(141)	(262)	(288)	(79)

Net increase (decrease) in net assets resulting from operations	$(79)	$(28)	$(33)	$3	$(6)

The Accompanying Notes are an Integral Part of these Financial Statements.

F-11

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2015

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$4	$1	$6	$45	$34
Expenses:
Mortality and expense risk charges	3	-	3	7	9

Total expenses	3	-	3	7	9
Less waived fees	-	-	-	-	-

Net expenses	3	-	3	7	9

Net investment income (loss)	1	1	3	38	25

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15	3	20	(2)	36
Realized gain distribution	41	7	-	21	95

Realized gains (losses)	56	10	20	19	131

Change in unrealized appreciation/(depreciation) of investments during the period	(54)	(16)	(36)	(65)	(162)

Net increase (decrease) in net assets resulting from operations	$3	$(5)	$(13)	$(8)	$(6)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$20	$35	$18	$8	$-
Expenses:
Mortality and expense risk charges	5	8	7	6	3

Total expenses	5	8	7	6	3
Less waived fees	-	-	-	-	(1)

Net expenses	5	8	7	6	2

Net investment income (loss)	15	27	11	2	(2)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	17	29	12	(24)
Realized gain distribution	19	94	62	38	-

Realized gains (losses)	23	111	91	50	(24)

Change in unrealized appreciation/(depreciation) of investments during the period	(56)	(182)	(139)	(79)	(167)

Net increase (decrease) in net assets resulting from operations	$(18)	$(44)	$(37)	$(27)	$(193)

The Accompanying Notes are an Integral Part of these Financial Statements.

F-12

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$1	$(1)	$(7)	$(7)
Net realized gains (losses)	239	253	268	238
Net change in unrealized appreciation/(depreciation)	(143)	(114)	(53)	(100)

Net increase (decrease) in net assets resulting from operations	97	138	208	131

Contract Transactions:
Contract owners’ net payments	62	94	69	123
Annuity payments	-	-	-	-
Surrenders and other (net)	(390)	(209)	(76)	(122)
Transfers from other divisions or sponsor	269	202	2,876	2,822
Transfers to other divisions or sponsor	(288)	(204)	(2,849)	(2,769)

Net increase (decrease) in net assets resulting from contract transactions	(347)	(117)	20	54

Net increase (decrease) in net assets	(250)	21	228	185

Net Assets:
Beginning of period	1,832	1,811	1,572	1,387

End of period	$1,582	$1,832	$1,800	$1,572

Units issued during the period	206	133	844	1,022
Units redeemed during the period	(269)	(138)	(831)	(1,007)

Net units issued (redeemed) during period	(63)	(5)	13	15

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$16	$9	$2	$(1)
Net realized gains (losses)	179	239	45	20
Net change in unrealized appreciation/(depreciation)	(237)	(133)	(59)	21

Net increase (decrease) in net assets resulting from operations	(42)	115	(12)	40

Contract Transactions:
Contract owners’ net payments	47	48	71	166
Annuity payments	-	-	-	-
Surrenders and other (net)	(345)	(294)	(58)	(6)
Transfers from other divisions or sponsor	1,278	1,066	736	467
Transfers to other divisions or sponsor	(1,377)	(1,084)	(745)	(467)

Net increase (decrease) in net assets resulting from contract transactions	(397)	(264)	4	160

Net increase (decrease) in net assets	(439)	(149)	(8)	200

Net Assets:
Beginning of period	1,467	1,616	428	228

End of period	$1,028	$1,467	$420	$428

Units issued during the period	686	543	614	510
Units redeemed during the period	(809)	(640)	(599)	(379)

Net units issued (redeemed) during period	(123)	(97)	15	131

The Accompanying Notes are an Integral Part of these Financial Statements.

F-13

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$84	$71	$3	$(1)
Net realized gains (losses)	673	540	34	34
Net change in unrealized appreciation/(depreciation)	(703)	213	(48)	1

Net increase (decrease) in net assets resulting from operations	54	824	(11)	34

Contract Transactions:
Contract owners’ net payments	667	614	37	24
Annuity payments	-	-	-	-
Surrenders and other (net)	(785)	(904)	(23)	(7)
Transfers from other divisions or sponsor	5,484	3,956	479	599
Transfers to other divisions or sponsor	(5,285)	(3,657)	(474)	(619)

Net increase (decrease) in net assets resulting from contract transactions	81	9	19	(3)

Net increase (decrease) in net assets	135	833	8	31

Net Assets:
Beginning of period	7,240	6,407	303	272

End of period	$7,375	$7,240	$311	$303

Units issued during the period	3,046	2,399	388	498
Units redeemed during the period	(2,726)	(1,983)	(358)	(500)

Net units issued (redeemed) during period	320	416	30	(2)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$14	$12	$24	$15
Net realized gains (losses)	93	43	198	147
Net change in unrealized appreciation/(depreciation)	(114)	85	(349)	(36)

Net increase (decrease) in net assets resulting from operations	(7)	140	(127)	126

Contract Transactions:
Contract owners’ net payments	27	59	193	204
Annuity payments	-	-	-	-
Surrenders and other (net)	(35)	(30)	(117)	(186)
Transfers from other divisions or sponsor	1,608	1,318	2,996	3,073
Transfers to other divisions or sponsor	(1,584)	(1,351)	(3,175)	(3,061)

Net increase (decrease) in net assets resulting from contract transactions	16	(4)	(103)	30

Net increase (decrease) in net assets	9	136	(230)	156

Net Assets:
Beginning of period	1,219	1,083	1,836	1,680

End of period	$1,228	$1,219	$1,606	$1,836

Units issued during the period	753	666	1,254	1,342
Units redeemed during the period	(735)	(669)	(1,289)	(1,333)

Net units issued (redeemed) during period	18	(3)	(35)	9

The Accompanying Notes are an Integral Part of these Financial Statements.

F-14

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$(28)	$(17)	$6	$4
Net realized gains (losses)	480	1,021	192	108
Net change in unrealized appreciation/(depreciation)	(440)	(710)	(247)	(2)

Net increase (decrease) in net assets resulting from operations	12	294	(49)	110

Contract Transactions:
Contract owners’ net payments	186	149	139	163
Annuity payments	-	-	-	-
Surrenders and other (net)	(681)	(616)	(211)	(106)
Transfers from other divisions or sponsor	557	569	1,327	804
Transfers to other divisions or sponsor	(572)	(578)	(1,190)	(742)

Net increase (decrease) in net assets resulting from contract transactions	(510)	(476)	65	119

Net increase (decrease) in net assets	(498)	(182)	16	229

Net Assets:
Beginning of period	4,247	4,429	1,339	1,110

End of period	$3,749	$4,247	$1,355	$1,339

Units issued during the period	422	377	422	304
Units redeemed during the period	(487)	(388)	(400)	(240)

Net units issued (redeemed) during period	(65)	(11)	22	64

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$10	$4	$(4)	$(5)
Net realized gains (losses)	197	142	123	101
Net change in unrealized appreciation/(depreciation)	(219)	(17)	(117)	(41)

Net increase (decrease) in net assets resulting from operations	(12)	129	2	55

Contract Transactions:
Contract owners’ net payments	51	110	32	84
Annuity payments	-	-	-	-
Surrenders and other (net)	(80)	(146)	(15)	(11)
Transfers from other divisions or sponsor	1,806	1,719	816	689
Transfers to other divisions or sponsor	(1,923)	(1,713)	(952)	(705)

Net increase (decrease) in net assets resulting from contract transactions	(146)	(30)	(119)	57

Net increase (decrease) in net assets	(158)	99	(117)	112

Net Assets:
Beginning of period	952	853	757	645

End of period	$794	$952	$640	$757

Units issued during the period	595	672	324	343
Units redeemed during the period	(629)	(690)	(344)	(314)

Net units issued (redeemed) during period	(34)	(18)	(20)	29

The Accompanying Notes are an Integral Part of these Financial Statements.

F-15

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$(2)	$5	$2	$(1)
Net realized gains (losses)	18	80	113	120
Net change in unrealized appreciation/(depreciation)	(33)	(61)	(187)	(117)

Net increase (decrease) in net assets resulting from operations	(17)	24	(72)	2

Contract Transactions:
Contract owners’ net payments	89	118	29	203
Annuity payments	-	-	-	-
Surrenders and other (net)	(44)	(4)	(38)	(147)
Transfers from other divisions or sponsor	696	501	2,148	2,158
Transfers to other divisions or sponsor	(618)	(442)	(2,244)	(2,106)

Net increase (decrease) in net assets resulting from contract transactions	123	173	(105)	108

Net increase (decrease) in net assets	106	197	(177)	110

Net Assets:
Beginning of period	449	252	1,313	1,203

End of period	$555	$449	$1,136	$1,313

Units issued during the period	439	383	679	753
Units redeemed during the period	(368)	(275)	(709)	(704)

Net units issued (redeemed) during period	71	108	(30)	49

	International Growth Division		Research International Core Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$11	$7	$14	$9
Net realized gains (losses)	29	11	32	24
Net change in unrealized appreciation/(depreciation)	(56)	(52)	(62)	(88)

Net increase (decrease) in net assets resulting from operations	(16)	(34)	(16)	(55)

Contract Transactions:
Contract owners’ net payments	71	84	75	107
Annuity payments	-	-	-	-
Surrenders and other (net)	(59)	(9)	(51)	(5)
Transfers from other divisions or sponsor	1,765	1,465	1,655	1,647
Transfers to other divisions or sponsor	(1,631)	(1,411)	(1,498)	(1,611)

Net increase (decrease) in net assets resulting from contract transactions	146	129	181	138

Net increase (decrease) in net assets	130	95	165	83

Net Assets:
Beginning of period	706	611	742	659

End of period	$836	$706	$907	$742

Units issued during the period	942	816	1,682	1,723
Units redeemed during the period	(882)	(750)	(1,484)	(1,594)

Net units issued (redeemed) during period	60	66	198	129

The Accompanying Notes are an Integral Part of these Financial Statements.

F-16

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$99	$57	$5	$3
Net realized gains (losses)	270	437	(12)	(14)
Net change in unrealized appreciation/(depreciation)	(497)	(942)	(148)	(61)

Net increase (decrease) in net assets resulting from operations	(128)	(448)	(155)	(72)

Contract Transactions:
Contract owners’ net payments	215	398	121	161
Annuity payments	-	-	-	-
Surrenders and other (net)	(381)	(403)	(66)	(43)
Transfers from other divisions or sponsor	5,833	5,281	2,719	2,417
Transfers to other divisions or sponsor	(5,665)	(5,112)	(2,453)	(2,315)

Net increase (decrease) in net assets resulting from contract transactions	2	164	321	220

Net increase (decrease) in net assets	(126)	(284)	166	148

Net Assets:
Beginning of period	4,229	4,513	1,104	956

End of period	$4,103	$4,229	$1,270	$1,104

Units issued during the period	2,956	2,694	3,027	2,538
Units redeemed during the period	(2,863)	(2,550)	(2,633)	(2,327)

Net units issued (redeemed) during period	93	144	394	211

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$(9)	$(12)	$2	$2
Net realized gains (losses)	-	-	-	-
Net change in unrealized appreciation/(depreciation)	-	-	(1)	(1)

Net increase (decrease) in net assets resulting from operations	(9)	(12)	1	1

Contract Transactions:
Contract owners’ net payments	756	827	164	157
Annuity payments	-	-	-	-
Surrenders and other (net)	(460)	(1,414)	(70)	(54)
Transfers from other divisions or sponsor	1,350	1,281	1,950	1,419
Transfers to other divisions or sponsor	(1,504)	(2,451)	(1,848)	(1,465)

Net increase (decrease) in net assets resulting from contract transactions	142	(1,757)	196	57

Net increase (decrease) in net assets	133	(1,769)	197	58

Net Assets:
Beginning of period	1,538	3,307	854	796

End of period	$1,671	$1,538	$1,051	$854

Units issued during the period	1,590	1,793	1,740	1,359
Units redeemed during the period	(1,394)	(2,591)	(1,594)	(1,311)

Net units issued (redeemed) during period	196	(798)	146	48

The Accompanying Notes are an Integral Part of these Financial Statements.

F-17

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$55	$81	$5	$5
Net realized gains (losses)	(5)	(19)	9	(2)
Net change in unrealized appreciation/(depreciation)	(43)	180	(14)	64

Net increase (decrease) in net assets resulting from operations	7	242	-	67

Contract Transactions:
Contract owners’ net payments	453	797	100	37
Annuity payments	-	-	-	-
Surrenders and other (net)	(399)	(651)	(51)	(5)
Transfers from other divisions or sponsor	10,322	9,307	606	370
Transfers to other divisions or sponsor	(10,745)	(8,945)	(673)	(366)

Net increase (decrease) in net assets resulting from contract transactions	(369)	508	(18)	36

Net increase (decrease) in net assets	(362)	750	(18)	103

Net Assets:
Beginning of period	5,184	4,434	378	275

End of period	$4,822	$5,184	$360	$378

Units issued during the period	4,646	4,482	383	240
Units redeemed during the period	(4,702)	(4,057)	(376)	(219)

Net units issued (redeemed) during period	(56)	425	7	21

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$19	$2	$57	$56
Net realized gains (losses)	(20)	13	1	11
Net change in unrealized appreciation/(depreciation)	(26)	8	(85)	(62)

Net increase (decrease) in net assets resulting from operations	(27)	23	(27)	5

Contract Transactions:
Contract owners’ net payments	96	139	122	184
Annuity payments	-	-	-	-
Surrenders and other (net)	(40)	(98)	(87)	(245)
Transfers from other divisions or sponsor	2,041	1,948	2,856	2,794
Transfers to other divisions or sponsor	(1,892)	(1,971)	(2,819)	(2,637)

Net increase (decrease) in net assets resulting from contract transactions	205	18	72	96

Net increase (decrease) in net assets	178	41	45	101

Net Assets:
Beginning of period	868	827	1,266	1,165

End of period	$1,046	$868	$1,311	$1,266

Units issued during the period	1,562	1,606	1,104	1,119
Units redeemed during the period	(1,426)	(1,592)	(1,071)	(1,054)

Net units issued (redeemed) during period	136	14	33	65

The Accompanying Notes are an Integral Part of these Financial Statements.

F-18

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$90	$36	$210	$261
Net realized gains (losses)	31	17	994	1,193
Net change in unrealized appreciation/(depreciation)	(169)	(11)	(1,283)	(750)

Net increase (decrease) in net assets resulting from operations	(48)	42	(79)	704

Contract Transactions:
Contract owners’ net payments	186	192	566	592
Annuity payments	-	-	(4)	(4)
Surrenders and other (net)	(143)	(119)	(2,821)	(582)
Transfers from other divisions or sponsor	3,707	3,204	2,529	2,515
Transfers to other divisions or sponsor	(3,412)	(3,224)	(2,597)	(2,592)

Net increase (decrease) in net assets resulting from contract transactions	338	53	(2,327)	(71)

Net increase (decrease) in net assets	290	95	(2,406)	633

Net Assets:
Beginning of period	1,524	1,429	14,537	13,904

End of period	$1,814	$1,524	$12,131	$14,537

Units issued during the period	2,502	2,229	1,580	1,653
Units redeemed during the period	(2,269)	(2,195)	(1,763)	(1,535)

Net units issued (redeemed) during period	233	34	(183)	118

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$20	$19	$(3)	$(8)
Net realized gains (losses)	93	123	232	94
Net change in unrealized appreciation/(depreciation)	(141)	(84)	(262)	9

Net increase (decrease) in net assets resulting from operations	(28)	58	(33)	95

Contract Transactions:
Contract owners’ net payments	46	62	84	189
Annuity payments	-	-	-	-
Surrenders and other (net)	(674)	(3)	(42)	(142)
Transfers from other divisions or sponsor	284	268	2,625	2,542
Transfers to other divisions or sponsor	(316)	(254)	(2,659)	(2,529)

Net increase (decrease) in net assets resulting from contract transactions	(660)	73	8	60

Net increase (decrease) in net assets	(688)	131	(25)	155

Net Assets:
Beginning of period	1,475	1,344	1,749	1,594

End of period	$787	$1,475	$1,724	$1,749

Units issued during the period	166	171	645	704
Units redeemed during the period	(558)	(134)	(642)	(690)

Net units issued (redeemed) during period	(392)	37	3	14

The Accompanying Notes are an Integral Part of these Financial Statements.

F-19

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$8	$7	$1	$1
Net realized gains (losses)	283	102	72	27
Net change in unrealized appreciation/(depreciation)	(288)	70	(79)	15

Net increase (decrease) in net assets resulting from operations	3	179	(6)	43

Contract Transactions:
Contract owners’ net payments	139	237	22	65
Annuity payments	-	-	-	-
Surrenders and other (net)	(63)	(34)	(30)	(2)
Transfers from other divisions or sponsor	2,651	2,380	1,260	1,158
Transfers to other divisions or sponsor	(2,750)	(2,377)	(1,196)	(1,153)

Net increase (decrease) in net assets resulting from contract transactions	(23)	206	56	68

Net increase (decrease) in net assets	(20)	385	50	111

Net Assets:
Beginning of period	1,829	1,444	493	382

End of period	$1,809	$1,829	$543	$493

Units issued during the period	1,657	1,761	808	868
Units redeemed during the period	(1,652)	(1,626)	(774)	(822)

Net units issued (redeemed) during period	5	135	34	46

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$1	$2	$1	$-
Net realized gains (losses)	56	80	10	19
Net change in unrealized appreciation/(depreciation)	(54)	(36)	(16)	(18)

Net increase (decrease) in net assets resulting from operations	3	46	(5)	1

Contract Transactions:
Contract owners’ net payments	28	37	1	40
Annuity payments	-	-	-	-
Surrenders and other (net)	27	(37)	4	(17)
Transfers from other divisions or sponsor	799	785	80	142
Transfers to other divisions or sponsor	(823)	(806)	(143)	(168)

Net increase (decrease) in net assets resulting from contract transactions	31	(21)	(58)	(3)

Net increase (decrease) in net assets	34	25	(63)	(2)

Net Assets:
Beginning of period	449	424	131	133

End of period	$483	$449	$68	$131

Units issued during the period	490	529	38	83
Units redeemed during the period	(471)	(541)	(60)	(85)

Net units issued (redeemed) during period	19	(12)	(22)	(2)

The Accompanying Notes are an Integral Part of these Financial Statements.

F-20

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$3	$7	$38	$21
Net realized gains (losses)	20	44	19	40
Net change in unrealized appreciation/(depreciation)	(36)	(69)	(65)	30

Net increase (decrease) in net assets resulting from operations	(13)	(18)	(8)	91

Contract Transactions:
Contract owners’ net payments	11	38	147	201
Annuity payments	-	-	-	-
Surrenders and other (net)	(19)	(134)	(143)	(82)
Transfers from other divisions or sponsor	1,014	931	5,986	5,488
Transfers to other divisions or sponsor	(977)	(939)	(6,258)	(5,452)

Net increase (decrease) in net assets resulting from contract transactions	29	(104)	(268)	155

Net increase (decrease) in net assets	16	(122)	(276)	246

Net Assets:
Beginning of period	427	549	1,969	1,723

End of period	$443	$427	$1,693	$1,969

Units issued during the period	657	620	2,826	2,767
Units redeemed during the period	(619)	(685)	(2,976)	(2,691)

Net units issued (redeemed) during period	38	(65)	(150)	76

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$25	$58	$15	$17
Net realized gains (losses)	131	159	23	13
Net change in unrealized appreciation/(depreciation)	(162)	40	(56)	-

Net increase (decrease) in net assets resulting from operations	(6)	257	(18)	30

Contract Transactions:
Contract owners’ net payments	194	221	2	270
Annuity payments	-	-	-	-
Surrenders and other (net)	(79)	(157)	(67)	(23)
Transfers from other divisions or sponsor	3,288	2,979	672	578
Transfers to other divisions or sponsor	(3,409)	(2,979)	(672)	(571)

Net increase (decrease) in net assets resulting from contract transactions	(6)	64	(65)	254

Net increase (decrease) in net assets	(12)	321	(83)	284

Net Assets:
Beginning of period	2,072	1,751	833	549

End of period	$2,060	$2,072	$750	$833

Units issued during the period	843	847	485	620
Units redeemed during the period	(821)	(817)	(533)	(432)

Net units issued (redeemed) during period	22	30	(48)	188

The Accompanying Notes are an Integral Part of these Financial Statements.

F-21

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$27	$42	$11	$22
Net realized gains (losses)	111	70	91	27
Net change in unrealized appreciation/(depreciation)	(182)	(44)	(139)	(22)

Net increase (decrease) in net assets resulting from operations	(44)	68	(37)	27

Contract Transactions:
Contract owners’ net payments	23	63	11	101
Annuity payments	-	-	-	-
Surrenders and other (net)	(112)	(28)	(61)	(3)
Transfers from other divisions or sponsor	1,032	1,162	1,600	1,592
Transfers to other divisions or sponsor	(1,032)	(1,239)	(1,600)	(1,599)

Net increase (decrease) in net assets resulting from contract transactions	(89)	(42)	(50)	91

Net increase (decrease) in net assets	(133)	26	(87)	118

Net Assets:
Beginning of period	1,694	1,668	983	865

End of period	$1,561	$1,694	$896	$983

Units issued during the period	776	923	1,272	1,344
Units redeemed during the period	(841)	(953)	(1,310)	(1,269)

Net units issued (redeemed) during period	(65)	(30)	(38)	75

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

Operations:
Net investment income (loss)	$2	$11	$(2)	$(1)
Net realized gains (losses)	50	14	(24)	1
Net change in unrealized appreciation/(depreciation)	(79)	(15)	(167)	(134)

Net increase (decrease) in net assets resulting from operations	(27)	10	(193)	(134)

Contract Transactions:
Contract owners’ net payments	29	53	82	144
Annuity payments	-	-	-	-
Surrenders and other (net)	(42)	(3)	(35)	(19)
Transfers from other divisions or sponsor	224	185	1,633	1,427
Transfers to other divisions or sponsor	(267)	(189)	(1,442)	(1,356)

Net increase (decrease) in net assets resulting from contract transactions	(56)	46	238	196

Net increase (decrease) in net assets	(83)	56	45	62

Net Assets:
Beginning of period	536	480	650	588

End of period	$453	$536	$695	$650

Units issued during the period	213	205	331	225
Units redeemed during the period	(262)	(166)	(282)	(197)

Net units issued (redeemed) during period	(49)	39	49	28

The Accompanying Notes are an Integral Part of these Financial Statements.

F-23

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

1.	Organization

NML Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2015, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

F-23

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

2.	Significant Accounting Policies (continued)

E.	Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account and to the General Account and all related payouts are funded by Northwestern Mutual.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2015 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$226	$458
Focused Appreciation	471	273
Large Cap Core Stock	336	695
Large Cap Blend	98	69
Index 500 Stock	1,605	1,304
Large Company Value	79	32
Domestic Equity	227	196
Equity Income	397	405
Mid Cap Growth Stock	660	820
Index 400 Stock	455	295
Mid Cap Value	245	294
Small Cap Growth Stock	131	219
Index 600 Stock	233	112
Small Cap Value	135	168
International Growth	305	149
Research International Core	292	80
International Equity	958	685
Emerging Markets Equity	444	117
Money Market	1,405	1,283
Short-Term Bond	455	257
Select Bond	800	1,104
Long-Term U.S. Government Bond	145	157
Inflation Protection	434	211

F-24

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
High Yield Bond	$317	$192
Multi-Sector Bond	685	233
Balanced	1,484	2,968
Asset Allocation	145	715
Fidelity VIP Mid Cap	346	132
Fidelity VIP Contrafund	439	292
Neuberger Berman AMT Socially Responsive	177	75
Russell Multi-Style Equity	103	59
Russell Aggressive Equity	16	75
Russell Non-U.S.	189	169
Russell Core Bond	489	698
Russell Global Real Estate Securities	416	302
Russell LifePoints Moderate Strategy	41	72
Russell LifePoints Balanced Strategy	153	121
Russell LifePoints Growth Strategy	95	71
Russell LifePoints Equity Growth Strategy	77	92
Credit Suisse Trust Commodity Return Strategy	330	94

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981, and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

F-25

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

4.	Expenses and Related Party Transactions (continued)

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013. The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio were limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual reimbursed contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution. The final expense reimbursement was executed effective November 15, 2015.

5.	Subsequent Events

Effective on or about May 1, 2016, the Money Market Division will be renamed the Government Money Market Division.

F-26

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/15	328	$1.625579	to	$57.763945	$1,582	0.72%	0.35%	to	1.25%	4.70%	to	6.01%
Year Ended 12/31/14	391	1.538779	to	54.488126	1,832	0.58	0.35	to	1.25	7.67	to	9.02
Year Ended 12/31/13	396	1.416355	to	49.977915	1,811	0.69	0.35	to	1.25	34.18	to	35.86
Year Ended 12/31/12	417	1.046126	to	36.785012	1,409	0.60	0.35	to	1.25	11.53	to	12.94
Year Ended 12/31/11	417	0.929516	to	32.569595	1,293	0.75	0.35	to	1.25	-2.52	to	-1.30
Focused Appreciation
Year Ended 12/31/15	483	$3.224559	to	$37.773111	$1,800	0.00%	0.35%	to	1.25%	12.23%	to	13.64%
Year Ended 12/31/14	470	2.873055	to	33.238141	1,572	0.02	0.35	to	1.25	8.08	to	9.43
Year Ended 12/31/13	455	2.658335	to	30.372615	1,387	0.48	0.35	to	1.25	27.41	to	29.01
Year Ended 12/31/12	472	2.086517	to	23.543734	1,278	0.30	0.35	to	1.25	18.64	to	20.14
Year Ended 12/31/11	442	1.758640	to	19.596705	983	0.17	0.35	to	1.25	-7.26	to	-6.10
Large Cap Core Stock
Year Ended 12/31/15	392	$1.398615	to	$39.512372	$1,028	2.11%	0.35%	to	1.25%	-4.26%	to	-3.06%
Year Ended 12/31/14	515	1.447826	to	40.759702	1,467	1.49	0.35	to	1.25	7.22	to	8.56
Year Ended 12/31/13	612	1.338280	to	37.544148	1,616	1.16	0.35	to	1.25	26.99	to	28.58
Year Ended 12/31/12	717	1.044453	to	29.198468	1,515	1.22	0.35	to	1.25	10.24	to	11.63
Year Ended 12/31/11	700	0.938936	to	26.156583	1,365	1.14	0.35	to	1.25	-2.43	to	-1.21
Large Cap Blend
Year Ended 12/31/15	326	$1.180907	to	$13.161232	$420	0.91%	0.35%	to	1.25%	-3.63%	to	-2.42%
Year Ended 12/31/14	311	1.225351	to	13.487127	428	0.04	0.35	to	1.25	11.18	to	12.58
Year Ended 12/31/13	180	1.102119	to	11.980322	228	0.92	0.35	to	1.25	29.24	to	30.86
Year Ended 12/31/12	189	0.852786	to	9.155103	183	0.92	0.35	to	1.25	13.76	to	15.20
Year Ended 12/31/11	230	0.749617	to	7.947227	181	0.63	0.35	to	1.25	-3.50	to	-2.29
Index 500 Stock
Year Ended 12/31/15	2,114	$1.771076	to	$104.794845	$7,375	1.72%	0.35%	to	1.25%	-0.09%	to	1.17%
Year Ended 12/31/14	1,794	1.756737	to	103.583087	7,240	1.62	0.35	to	1.25	12.05	to	13.46
Year Ended 12/31/13	1,378	1.553803	to	91.297175	6,407	1.87	0.35	to	1.25	30.42	to	32.05
Year Ended 12/31/12	1,180	1.180763	to	69.136117	4,972	1.82	0.35	to	1.25	14.31	to	15.76
Year Ended 12/31/11	1,110	1.023649	to	59.726031	4,548	1.75	0.35	to	1.25	0.69	to	1.95
Large Company Value
Year Ended 12/31/15	241	$1.196136	to	$13.331635	$311	1.47%	0.35%	to	1.25%	-5.04%	to	-3.85%
Year Ended 12/31/14	211	1.259638	to	13.865219	303	0.00	0.35	to	1.25	11.63	to	13.03
Year Ended 12/31/13	213	1.128421	to	12.266796	272	1.49	0.35	to	1.25	29.66	to	31.29
Year Ended 12/31/12	220	0.870270	to	9.343226	214	1.86	0.35	to	1.25	15.02	to	16.47
Year Ended 12/31/11	248	0.756619	to	8.021755	195	1.70	0.35	to	1.25	0.23	to	1.49
Domestic Equity
Year Ended 12/31/15	585	$1.915024	to	$22.929503	$1,228	1.82%	0.35%	to	1.25%	-1.33%	to	-0.09%
Year Ended 12/31/14	567	1.940876	to	22.950784	1,219	1.69	0.35	to	1.25	12.46	to	13.87
Year Ended 12/31/13	570	1.725835	to	20.154766	1,083	1.70	0.35	to	1.25	32.37	to	34.03
Year Ended 12/31/12	580	1.303845	to	15.037814	834	2.19	0.35	to	1.25	12.92	to	14.35
Year Ended 12/31/11	623	1.154666	to	13.151218	792	2.01	0.35	to	1.25	-0.34	to	0.91
Equity Income
Year Ended 12/31/15	654	$2.172680	to	$25.451821	$1,606	1.71%	0.35%	to	1.25%	-7.90%	to	-6.74%
Year Ended 12/31/14	689	2.359021	to	27.291728	1,836	1.22	0.35	to	1.25	6.10	to	7.43
Year Ended 12/31/13	680	2.223419	to	25.403806	1,680	1.24	0.35	to	1.25	28.33	to	29.94
Year Ended 12/31/12	744	1.732638	to	19.550985	1,424	1.69	0.35	to	1.25	15.77	to	17.23
Year Ended 12/31/11	627	1.496618	to	16.677245	1,116	1.48	0.35	to	1.25	-2.15	to	-0.92

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

F-27

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			NetAssets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/15	496	$1.481267	to	$103.425002	$3,749	0.04%	0.35%	to	1.25%	-0.54%	to	0.71%
Year Ended 12/31/14	561	1.475957	to	102.693582	4,247	0.35	0.35	to	1.25	7.15	to	8.49
Year Ended 12/31/13	572	1.365189	to	94.654719	4,429	0.31	0.35	to	1.25	23.98	to	25.53
Year Ended 12/31/12	629	1.091338	to	75.402575	3,944	0.13	0.35	to	1.25	10.57	to	11.97
Year Ended 12/31/11	634	0.978142	to	67.344023	3,690	0.24	0.35	to	1.25	-7.34	to	-6.18
Index 400 Stock
Year Ended 12/31/15	398	$3.254475	to	$42.560713	$1,355	1.12%	0.35%	to	1.25%	-3.59%	to	-2.38%
Year Ended 12/31/14	376	3.345567	to	43.598907	1,339	1.00	0.35	to	1.25	8.06	to	9.42
Year Ended 12/31/13	312	3.068389	to	39.846886	1,110	1.07	0.35	to	1.25	31.51	to	33.16
Year Ended 12/31/12	330	2.312315	to	29.923387	921	0.94	0.35	to	1.25	16.18	to	17.64
Year Ended 12/31/11	301	1.972440	to	25.435391	733	0.80	0.35	to	1.25	-3.14	to	-1.92
Mid Cap Value
Year Ended 12/31/15	252	$2.711402	to	$31.761925	$794	1.61%	0.35%	to	1.25%	-2.55%	to	-1.33%
Year Ended 12/31/14	286	2.782414	to	32.189353	952	0.96	0.35	to	1.25	15.24	to	16.69
Year Ended 12/31/13	304	2.414353	to	27.585004	853	0.95	0.35	to	1.25	28.63	to	30.24
Year Ended 12/31/12	311	1.876997	to	21.179677	672	1.56	0.35	to	1.25	15.12	to	16.57
Year Ended 12/31/11	269	1.630487	to	18.168731	516	1.77	0.35	to	1.25	-1.84	to	-0.61
Small Cap Growth Stock
Year Ended 12/31/15	237	$2.007098	to	$47.712811	$640	0.10%	0.35%	to	1.25%	-0.93%	to	0.32%
Year Ended 12/31/14	257	2.007765	to	47.561777	757	0.00	0.35	to	1.25	7.31	to	8.66
Year Ended 12/31/13	228	1.854311	to	43.773190	645	0.52	0.35	to	1.25	36.88	to	36.60
Year Ended 12/31/12	298	1.342607	to	31.582975	637	0.00	0.35	to	1.25	8.12	to	9.48
Year Ended 12/31/11	322	1.230655	to	28.847575	661	0.34	0.35	to	1.25	-3.98	to	-2.78
Index 600 Stock
Year Ended 12/31/15	318	$1.545444	to	$17.224563	$555	0.00%	0.35%	to	1.25%	-3.56%	to	-2.35%
Year Ended 12/31/14	247	1.602493	to	17.638780	449	1.77	0.35	to	1.25	4.03	to	5.34
Year Ended 12/31/13	139	1.540384	to	16.744685	252	3.71	0.35	to	1.25	38.92	to	40.67
Year Ended 12/31/12	172	1.108809	to	11.903891	209	3.36	0.35	to	1.25	14.35	to	15.80
Year Ended 12/31/11	91	0.969630	to	10.280016	92	0.81	0.35	to	1.25	-0.35	to	0.90
Small Cap Value
Year Ended 12/31/15	363	$2.694556	to	$32.262868	$1,136	0.67%	0.35%	to	1.25%	-6.62%	to	-5.45%
Year Ended 12/31/14	393	2.885630	to	34.121874	1,313	0.36	0.35	to	1.25	-1.02	to	0.22
Year Ended 12/31/13	344	2.915464	to	34.046809	1,203	1.10	0.35	to	1.25	30.13	to	31.76
Year Ended 12/31/12	355	2.240441	to	25.839588	967	0.39	0.35	to	1.25	14.88	to	16.33
Year Ended 12/31/11	369	1.950281	to	22.212770	881	0.61	0.35	to	1.25	-2.58	to	-1.36
International Growth
Year Ended 12/31/15	393	$1.608366	to	$19.257803	$836	1.75%	0.35%	to	1.25%	-2.95%	to	-1.73%
Year Ended 12/31/14	333	1.657184	to	19.596007	706	1.31	0.35	to	1.25	-5.71	to	-4.52
Year Ended 12/31/13	267	1.757474	to	20.524033	611	1.39	0.35	to	1.25	18.32	to	19.81
Year Ended 12/31/12	324	1.485329	to	17.130842	606	1.50	0.35	to	1.25	16.52	to	17.99
Year Ended 12/31/11	262	1.274777	to	14.519220	498	1.11	0.35	to	1.25	-14.24	to	-13.17
Research International Core
Year Ended 12/31/15	918	$0.906065	to	$10.098885	$907	2.05%	0.35%	to	1.25%	-2.34%	to	-1.11%
Year Ended 12/31/14	720	0.927768	to	10.212438	742	1.45	0.35	to	1.25	-7.87	to	-6.71
Year Ended 12/31/13	591	1.007038	to	10.947312	659	0.12	0.35	to	1.25	17.45	to	18.92
Year Ended 12/31/12	612	0.857448	to	9.205651	572	1.76	0.35	to	1.25	15.30	to	16.76
Year Ended 12/31/11	351	0.743659	to	7.884380	275	1.96	0.35	to	1.25	-11.59	to	-10.48

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

F-28

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
International Equity
Year Ended 12/31/15	1,798	$1.811644	to	$4.843231	$4,103	2.96%	0.35%	to	1.25%	-3.43%	to	-2.21%
Year Ended 12/31/14	1,705	1.859162	to	4.952849	4,229	1.92	0.35	to	1.25	-9.94	to	-8.80
Year Ended 12/31/13	1,561	2.045816	to	5.431053	4,513	2.17	0.35	to	1.25	19.87	to	21.38
Year Ended 12/31/12	1,748	1.691434	to	4.474566	4,327	2.70	0.35	to	1.25	20.00	to	21.52
Year Ended 12/31/11	1,686	1.396839	to	3.682261	3,665	2.08	0.35	to	1.25	-11.21	to	-10.10
Emerging Markets Equity
Year Ended 12/31/15	1,476	$0.796019	to	$8.872116	$1,270	0.85%	0.35%	to	1.25%	-13.33%	to	-12.24%
Year Ended 12/31/14	1,082	0.918478	to	10.109813	1,104	0.63	0.35	to	1.25	-7.41	to	-6.25
Year Ended 12/31/13	871	0.992029	to	10.783888	956	0.74	0.35	to	1.25	-6.33	to	-5.15
Year Ended 12/31/12	825	1.059049	to	11.369632	959	0.16	0.35	to	1.25	17.35	to	18.83
Year Ended 12/31/11	631	0.902488	to	9.567929	624	0.92	0.35	to	1.25	-19.67	to	-18.66
Money Market
Year Ended 12/31/15	1,122	$1.258510	to	$41.572750	$1,671	0.01%	0.35%	to	1.25%	-1.23%	to	0.01%
Year Ended 12/31/14	926	1.262776	to	41.568533	1,538	0.08	0.35	to	1.25	-1.17	to	0.07
Year Ended 12/31/13	1,724	1.266305	to	41.539003	3,307	0.09	0.35	to	1.25	-1.14	to	0.10
Year Ended 12/31/12	1,373	1.269494	to	41.497953	2,483	0.14	0.35	to	1.25	-1.10	to	0.15
Year Ended 12/31/11	1,377	1.272116	to	41.437528	2,566	0.14	0.35	to	1.25	-1.10	to	0.14
Short-Term Bond
Year Ended 12/31/15	849	$1.101540	to	$12.275717	$1,051	0.75%	0.35%	to	1.25%	-0.53%	to	0.72%
Year Ended 12/31/14	703	1.107462	to	12.188479	854	0.61	0.35	to	1.25	-0.86	to	0.38
Year Ended 12/31/13	655	1.117123	to	12.142453	796	0.17	0.35	to	1.25	-0.70	to	0.55
Year Ended 12/31/12	530	1.124968	to	12.076410	646	1.49	0.35	to	1.25	0.80	to	2.07
Year Ended 12/31/11	1,248	1.116091	to	11.832025	1,403	1.31	0.35	to	1.25	-0.69	to	0.55
Select Bond
Year Ended 12/31/15	1,980	$2.197759	to	$212.549665	$4,822	1.51%	0.35%	to	1.25%	-0.72%	to	0.53%
Year Ended 12/31/14	2,036	2.193832	to	211.428447	5,184	2.07	0.35	to	1.25	4.25	to	5.56
Year Ended 12/31/13	1,611	2.085516	to	200.286369	4,434	2.37	0.35	to	1.25	-3.37	to	-2.16
Year Ended 12/31/12	1,341	2.138973	to	204.702189	4,637	2.94	0.35	to	1.25	3.66	to	4.96
Year Ended 12/31/11	1,041	2.045015	to	195.021673	4,015	3.26	0.35	to	1.25	5.83	to	7.16
Long-Term U.S Government Bond
Year Ended 12/31/15	198	$1.695799	to	$18.898765	$360	2.10%	0.35%	to	1.25%	-2.70%	to	-1.47%
Year Ended 12/31/14	191	1.742779	to	19.181310	378	2.13	0.35	to	1.25	22.20	to	23.73
Year Ended 12/31/13	170	1.426196	to	15.502339	275	0.02	0.35	to	1.25	-14.35	to	-13.27
Year Ended 12/31/12	199	1.665149	to	17.875038	402	1.93	0.35	to	1.25	2.46	to	3.75
Year Ended 12/31/11	179	1.625206	to	17.228764	345	2.01	0.35	to	1.25	27.33	to	28.92
Inflation Protection
Year Ended 12/31/15	764	$1.219659	to	$13.593038	$1,046	2.37%	0.35%	to	1.25%	-3.42%	to	-2.20%
Year Ended 12/31/14	628	1.262831	to	13.899486	868	0.57	0.35	to	1.25	1.86	to	3.14
Year Ended 12/31/13	614	1.239806	to	13.476716	827	1.06	0.35	to	1.25	-9.47	to	-6.33
Year Ended 12/31/12	674	1.369504	to	14.701699	1,017	2.45	0.35	to	1.25	6.01	to	7.35
Year Ended 12/31/11	395	1.291820	to	13.694886	629	0.04	0.35	to	1.25	10.54	to	11.93
High Yield Bond
Year Ended 12/31/15	505	$2.548194	to	$43.377037	$1,311	4.60%	0.35%	to	1.25%	-2.59%	to	-1.36%
Year Ended 12/31/14	472	2.592458	to	43.976216	1,266	4.95	0.35	to	1.25	-0.08	to	1.18
Year Ended 12/31/13	407	2.571334	to	43.465300	1,165	5.09	0.35	to	1.25	4.52	to	5.84
Year Ended 12/31/12	417	2.438069	to	41.068270	1,161	6.35	0.35	to	1.25	12.47	to	13.89
Year Ended 12/31/11	323	2.148291	to	36.059875	871	7.36	0.35	to	1.25	3.30	to	4.59

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

F-29

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Multi-Sector Bond
Year Ended 12/31/15	1,199	$1.399545	to	$15.597729	$1,814	5.68%	0.35%	to	1.25%	-3.43%	to	-2.22%
Year Ended 12/31/14	966	1.449313	to	15.951947	1,524	2.71	0.35	to	1.25	1.97	to	3.25
Year Ended 12/31/13	932	1.421330	to	15.449941	1,429	3.44	0.35	to	1.25	-2.80	to	-1.58
Year Ended 12/31/12	851	1.462316	to	15.698283	1,323	0.44	0.35	to	1.25	13.51	to	14.94
Year Ended 12/31/11	660	1.288261	to	13.657358	959	5.92	0.35	to	1.25	3.69	to	4.99
Balanced
Year Ended 12/31/15	1,659	$1.790528	to	$181.609174	$12,131	2.03%	0.35%	to	1.25%	-1.36%	to	-0.12%
Year Ended 12/31/14	1,842	1.799000	to	181.830315	14,537	2.32	0.35	to	1.25	4.25	to	5.56
Year Ended 12/31/13	1,724	1.710188	to	172.248875	13,904	3.32	0.35	to	1.25	10.69	to	12.08
Year Ended 12/31/12	1,687	1.531157	to	153.677764	13,232	1.19	0.35	to	1.25	8.33	to	9.69
Year Ended 12/31/11	1,521	1.400766	to	140.096515	12,626	2.76	0.35	to	1.25	0.85	to	2.11
Asset Allocation
Year Ended 12/31/15	406	$1.703817	to	$20.400265	$787	2.26%	0.35%	to	1.25%	-1.66%	to	-0.43%
Year Ended 12/31/14	798	1.732596	to	20.487411	1,475	2.12	0.35	to	1.25	3.85	to	5.15
Year Ended 12/31/13	761	1.668437	to	19.484028	1,344	3.88	0.35	to	1.25	15.22	to	16.67
Year Ended 12/31/12	1,200	1.448020	to	16.700324	1,793	0.23	0.35	to	1.25	9.63	to	11.02
Year Ended 12/31/11	1,218	1.320779	to	15.042893	1,655	2.31	0.35	to	1.25	-1.31	to	-0.08
Fidelity VIP Mid Cap
Year Ended 12/31/15	421	$3.597108	to	$42.137819	$1,724	0.26%	0.35%	to	1.25%	-2.85%	to	-1.63%
Year Ended 12/31/14	418	3.702607	to	42.835362	1,749	0.02	0.35	to	1.25	4.72	to	6.03
Year Ended 12/31/13	404	3.535842	to	40.398542	1,594	0.28	0.35	to	1.25	34.18	to	35.87
Year Ended 12/31/12	432	2.635062	to	29.733518	1,273	0.40	0.35	to	1.25	13.13	to	14.56
Year Ended 12/31/11	412	2.329143	to	25.953961	1,113	0.02	0.35	to	1.25	-11.96	to	-10.85
Fidelity VIP Contrafund
Year Ended 12/31/15	1,072	$1.509544	to	$16.824006	$1,809	0.82%	0.35%	to	1.25%	-0.83%	to	0.42%
Year Ended 12/31/14	1,067	1.522183	to	16.754369	1,829	0.78	0.35	to	1.25	10.27	to	11.65
Year Ended 12/31/13	932	1.380421	to	15.005573	1,444	0.86	0.35	to	1.25	29.33	to	30.95
Year Ended 12/31/12	945	1.067369	to	11.458810	1,117	1.17	0.35	to	1.25	14.69	to	16.14
Year Ended 12/31/11	813	0.930627	to	9.866342	918	0.72	0.35	to	1.25	-3.99	to	-2.78
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/15	340	$1.453533	to	$16.199640	$543	0.59%	0.35%	to	1.25%	-1.70%	to	-0.46%
Year Ended 12/31/14	306	1.478648	to	16.275087	493	0.39	0.35	to	1.25	9.01	to	10.38
Year Ended 12/31/13	260	1.356400	to	14.744385	382	0.71	0.35	to	1.25	35.90	to	37.60
Year Ended 12/31/12	253	0.998110	to	10.715212	273	0.28	0.35	to	1.25	9.60	to	10.98
Year Ended 12/31/11	143	0.910717	to	9.655117	140	0.38	0.35	to	1.25	-4.28	to	-3.08
Russell Multi-Style Equity
Year Ended 12/31/15	300	$1.483571	to	$18.271298	$483	0.82%	0.35%	to	1.25%	-0.15%	to	1.11%
Year Ended 12/31/14	281	1.485791	to	18.071559	449	1.17	0.35	to	1.25	10.31	to	11.70
Year Ended 12/31/13	293	1.346869	to	16.178812	424	1.22	0.35	to	1.25	31.27	to	32.92
Year Ended 12/31/12	302	1.026015	to	12.171877	332	1.30	0.35	to	1.25	14.25	to	15.69
Year Ended 12/31/11	922	0.898065	to	10.521100	887	0.98	0.35	to	1.25	-2.77	to	-1.55
Russell Aggressive Equity
Year Ended 12/31/15	33	$2.045441	to	$25.191084	$68	0.69%	0.35%	to	1.25%	-8.34%	to	-7.19%
Year Ended 12/31/14	55	2.231487	to	27.141282	131	0.25	0.35	to	1.25	0.30	to	1.56
Year Ended 12/31/13	57	2.222420	to	26.724835	133	0.43	0.35	to	1.25	38.27	to	40.00
Year Ended 12/31/12	32	1.592979	to	19.088862	58	0.93	0.35	to	1.25	14.39	to	15.84
Year Ended 12/31/11	109	1.380064	to	16.479338	162	0.47	0.35	to	1.25	-5.39	to	-4.20

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

F-30

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Russell Non-U.S.
Year Ended 12/31/15	316	$1.391934	to	$17.562157	$443	1.00%	0.35%	to	1.25%	-2.54%	to	-1.31%
Year Ended 12/31/14	278	1.415417	to	17.795979	427	1.98	0.35	to	1.25	-5.63	to	-4.45
Year Ended 12/31/13	343	1.486514	to	18.624500	549	2.16	0.35	to	1.25	20.40	to	21.91
Year Ended 12/31/12	433	1.223636	to	15.277391	578	1.79	0.35	to	1.25	18.32	to	19.81
Year Ended 12/31/11	682	1.024882	to	12.750860	768	1.69	0.35	to	1.25	-13.96	to	-12.88
Russell Core Bond
Year Ended 12/31/15	765	$1.887891	to	$23.248775	$1,693	2.40%	0.35%	to	1.25%	-1.38%	to	-0.14%
Year Ended 12/31/13	915	1.914309	to	23.281628	1,969	1.56	0.35	to	1.25	4.15	to	5.45
Year Ended 12/31/13	839	1.838117	to	22.077570	1,723	1.45	0.35	to	1.25	-2.67	to	-1.45
Year Ended 12/31/12	754	1.888622	to	22.402721	1,566	2.41	0.35	to	1.25	7.02	to	8.38
Year Ended 12/31/11	1,105	1.764666	to	20.671320	2,238	3.15	0.35	to	1.25	3.39	to	4.68
Russell Global Real Estate Securities
Year Ended 12/31/15	498	$3.635378	to	$44.771967	$2,060	1.65%	0.35%	to	1.25%	-1.00%	to	0.25%
Year Ended 12/31/14	476	3.671934	to	44.660949	2,072	3.31	0.35	to	1.25	13.33	to	14.75
Year Ended 12/31/13	446	3.240150	to	38.920595	1,751	4.04	0.35	to	1.25	2.36	to	3.65
Year Ended 12/31/12	439	3.165381	to	37.550773	1,669	4.98	0.35	to	1.25	25.97	to	27.56
Year Ended 12/31/11	433	2.512877	to	29.438654	1,301	2.24	0.35	to	1.25	-8.20	to	-7.05
Russell LifePoints Moderate Strategy
Year Ended 12/31/15	564	$1.254766	to	$13.984420	$750	2.46%	0.35%	to	1.25%	-2.93%	to	-1.71%
Year Ended 12/31/14	612	1.292586	to	14.227181	833	2.89	0.35	to	1.25	3.55	to	4.85
Year Ended 12/31/13	424	1.248227	to	13.568584	549	1.69	0.35	to	1.25	5.46	to	6.79
Year Ended 12/31/12	514	1.183568	to	12.706153	622	3.19	0.35	to	1.25	9.68	to	11.07
Year Ended 12/31/11	346	1.079083	to	11.440046	377	2.52	0.35	to	1.25	-1.12	to	0.12
Russell LifePoints Balanced Strategy
Year Ended 12/31/15	1,203	$1.215472	to	$13.546956	$1,561	2.12%	0.35%	to	1.25%	-3.52%	to	-2.30%
Year Ended 12/31/14	1,268	1.259753	to	13.866173	1,694	2.91	0.35	to	1.25	3.31	to	4.61
Year Ended 12/31/13	1,298	1.219361	to	13.255096	1,668	2.52	0.35	to	1.25	11.03	to	12.43
Year Ended 12/31/12	860	1.098181	to	11.789785	976	2.36	0.35	to	1.25	11.55	to	12.96
Year Ended 12/31/11	1,061	0.984507	to	10.437591	1,076	2.08	0.35	to	1.25	-3.60	to	-2.40
Russell LifePoints Growth Strategy
Year Ended 12/31/15	759	$1.133339	to	$12.631574	$896	1.79%	0.35%	to	1.25%	-4.51%	to	-3.31%
Year Ended 12/31/14	797	1.186908	to	13.064429	983	3.01	0.35	to	1.25	2.47	to	3.76
Year Ended 12/31/13	722	1.158315	to	12.591524	865	2.24	0.35	to	1.25	15.11	to	16.56
Year Ended 12/31/12	752	1.006249	to	10.802768	779	2.03	0.35	to	1.25	12.79	to	14.22
Year Ended 12/31/11	651	0.892120	to	9.458077	593	1.86	0.35	to	1.25	-5.91	to	-4.73
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/15	431	$1.047904	to	$11.679451	$453	1.47%	0.35%	to	1.25%	-5.06%	to	-3.87%
Year Ended 12/31/14	480	1.103798	to	12.149681	536	3.35	0.35	to	1.25	2.20	to	3.48
Year Ended 12/31/13	441	1.080041	to	11.740704	480	2.47	0.35	to	1.25	18.33	to	19.81
Year Ended 12/31/12	505	0.912766	to	9.799317	467	1.74	0.35	to	1.25	14.24	to	15.68
Year Ended 12/31/11	520	0.799007	to	8.471141	419	1.49	0.35	to	1.25	-7.39	to	-6.22
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/15	161	$4.161714	to	$4.412123	$695	0.00%	0.35%	to	1.25%	-25.96%	to	-25.03%
Year Ended 12/31/14	112	5.621078	to	5.885213	650	0.00	0.35	to	1.25	-17.97	to	-16.94
Period Ended 12/31/13 (2)	83	6.852188	to	7.085099	588	0.00	0.35	to	1.25	1.63	to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on November 15, 2013.

F-31

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account C and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2015 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin

April 25, 2016

F-32

The Northwestern Mutual

Life Insurance Company

Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Independent Auditor’s Report

To the Board of Trustees of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, the “Company), which are comprised of the consolidated statutory statements of financial position as of December 31, 2015 and 2014, and the related consolidated statutory statements of operations, and of changes in surplus, and of cash flows for each of the three years ended December 31, 2015.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 100 E. Wisconsin Ave., Ste. 1800, Milwaukee, WI 53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on

U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of their operations or their cash flows for each of the three years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years then ended, in accordance with the accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Wisconsin described in Note 1.

February 24, 2016

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2015	2014

Assets:
Bonds	$133,449	$128,126
Mortgage loans	32,236	29,341
Policy loans	17,146	16,756
Common and preferred stocks	3,886	3,713
Real estate	1,999	1,610
Other investments	13,292	12,827
Cash and short-term investments	1,460	2,588

Total investments	203,468	194,961

Due and accrued investment income	1,906	1,902
Net deferred tax assets	3,288	3,055
Deferred premium and other assets	3,079	2,959
Separate account assets	26,731	27,056

Total assets	$238,472	$229,933

Liabilities and surplus:
Reserves for policy benefits	$176,928	$167,508
Policyowner dividends payable	5,610	5,510
Interest maintenance reserve	664	1,043
Asset valuation reserve	3,564	3,544
Income taxes payable	101	322
Other liabilities	5,218	5,896
Separate account liabilities	26,731	27,056

Total liabilities	218,816	210,879

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	17,906	17,304

Total surplus	19,656	19,054

Total liabilities and surplus	$238,472	$229,933

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the years ended
	December 31,
	2015	2014	2013

Revenue:
Premiums	$17,788	$17,001	$16,599
Net investment income	9,467	9,104	8,693
Other income	625	602	566

Total revenue	27,880	26,707	25,858

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	9,043	8,396	7,898
Net additions to policy benefit reserves	9,352	8,910	9,018
Net transfers to separate accounts	150	501	542

Total benefits	18,545	17,807	17,458

Commissions and operating expenses	2,932	2,831	2,680

Total benefits and expenses	21,477	20,638	20,138

Gain from operations before dividends and taxes	6,403	6,069	5,720

Policyowner dividends	5,609	5,511	5,212

Gain from operations before taxes	794	558	508
Income tax expense (benefit)	(53)	22	(18)

Net gain from operations	847	536	526
Net realized capital gains (losses)	(32)	143	276

Net income	$815	$679	$802

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the years ended
	December 31,
	2015	2014	2013

Beginning of year balance	$19,054	$17,199	$16,176

Net income	815	679	802

Change in net unrealized capital gains	(248)	1,246	346

Change in net deferred tax assets	86	271	237

Change in nonadmitted assets and other	(31)	(155)	(58)

Change in asset valuation reserve	(20)	(186)	(142)

Change in accounting principle	-	-	(162)

Net increase in surplus	602	1,855	1,023

End of year balance	$19,656	$19,054	$17,199

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the years ended
	December 31,
	2015	2014	2013

Cash flows from operating activities:
Premiums and other income received	$12,658	$12,700	$12,243
Investment income received	8,670	9,014	8,827
Benefit and dividend payments to policyowners and beneficiaries	(8,164)	(8,742)	(8,215)
Net transfers to separate accounts	(152)	(492)	(527)
Commissions, expenses and taxes paid	(2,834)	(3,247)	(2,802)

Net cash provided by operating activities	10,178	9,233	9,526

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	37,276	33,516	36,567
Common and preferred stocks	2,084	2,898	4,305
Mortgage loans	1,924	1,501	2,169
Real estate	209	76	83
Other investments	1,893	1,676	1,268

Subtotal proceeds from investments	43,386	39,667	44,392

Cost of investments acquired:
Bonds	(42,801)	(38,857)	(43,758)
Common and preferred stocks	(2,478)	(3,394)	(3,018)
Mortgage loans	(5,031)	(4,008)	(4,670)
Real estate	(356)	(187)	(290)
Other investments	(3,465)	(2,002)	(1,856)

Subtotal cost of investments acquired	(54,131)	(48,448)	(53,592)

Disbursement of policy loans, net of repayments	3	(450)	(517)

Net cash applied to investing activities	(10,742)	(9,231)	(9,717)

Cash flows from financing and miscellaneous sources:
Net inflows (outflows) on deposit-type contracts	(297)	56	93
Other cash provided (applied)	(267)	268	(33)

Net cash provided by (applied to) financing and miscellaneous sources	(564)	324	60

Net increase (decrease) in cash and short-term investments	(1,128)	326	(131)
Cash and short-term investments, beginning of year	2,588	2,262	2,393

Cash and short-term investments, end of year	$1,460	$2,588	$2,262

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows (supplemental)

(in millions)

	For the years ended December 31,
	2015	2014	2013
	(in millions)
Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the consolidated statements of cash flows:

Operating:[1]
Dividends used to pay premiums and loans	$5,305	$-	$-
Capitalized interest and payment in-kind investment income	845	-	-
Other policyowner contract activity	167	-	-
Employee benefit and compensation plan expenses	154	-	-

Investing:
Bond forward commitments	6,225	12,590	17,482
Bond refinancings and exchanges	1,757	1,713	2,156
Mortgage loan refinancings and transfers	914	889	831
Asset transfers with affiliated entities	365	344	911
Net policy loan activity [1]	355	-	-
Common stock exchanges	171	61	81
Net premium loan activity [1]	140	-	-
Other invested asset exchanges	131	37	-

Financing and Miscellaneous:

Deposit-type contract deposits and interest credited [1]	389	-	-

[1]	Revisions to Statement of Statutory Accounting Principle No. 69, Statement of Cash Flows require additional reporting and disclosure of non-cash activity related to operations for the year ended December 31, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (“NM”) and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets are excluded from surplus. See Note 2 for more information regarding on admitted assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies, and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set the interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 3.60% to 8.00% for loans outstanding at December 31, 2015. Policy loans have no stated maturity date, with repayment of principal and interest during

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

the insured’s life made at the discretion of the policyowner. If the policyowner doesn’t make loan repayments, the unpaid interest will capitalize and the loan balance will be repaid either 1) from the death benefit; or 2) from the cash value if the policy lapses or is surrendered before the insured’s death. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. The Company considers the unpaid principal balance of policy loans to approximate fair value.

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and are excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowance is recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $34 million and $29 million at December 31, 2015 and 2014, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $303 million and $280 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $175 million and $151 million at December 31, 2015 and 2014, respectively. Depreciation expense for IT equipment and software totaled $80 million, $74 million and $70 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $65 million and $74 million at December 31, 2015 and 2014, respectively. Depreciation expense for furniture, fixtures and equipment totaled $8 million, $8 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses as reported in the consolidated statements of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks and other equity investments and currency translation adjustments on foreign-denominated bonds and are reported net of any related changes in deferred taxes. Other changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, mortgage loan, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign currency exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2015 through February 24, 2016, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2015 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended. On February 11, 2016, the Company announced a prospective amendment to its employee postretirement benefit plan that is expected to have a significant impact on the plan’s projected benefit obligation (“PBO”) during 2016. See Note 8 for more information regarding this plan amendment.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Statement value and fair value of bonds at December 31, 2015 and 2014, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2015	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,237	$584	$(14)	$4,807
States, territories and possessions	689	108	(2)	795
Special revenue and assessments	30,578	902	(190)	31,290
All foreign governments	586	39	(14)	611
Hybrid securities	403	20	(30)	393
Industrial and miscellaneous	96,956	3,272	(2,587)	97,641

Total bonds	$133,449	$4,925	$(2,837)	$135,537

December 31, 2014	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,493	$785	$(1)	$5,277
States, territories and possessions	694	137	(1)	830
Special revenue and assessments	29,145	1,275	(109)	30,311
All foreign governments	522	65	(5)	582
Hybrid securities	323	33	(25)	331
Industrial and miscellaneous	92,949	5,809	(842)	97,916

Total bonds	$128,126	$8,104	$(983)	$135,247

Bonds classified by the NAIC as special revenue and assessments primarily consist of government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Statement value of bonds by SVO rating category at December 31, 2015 and 2014 was as follows:

December 31, 2015	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$4,237	$-	$-	$-	$-	$-	$4,237

States, territories and possessions	602	87	-	-	-	-	689

Special revenue and assessments	30,528	50	-	-	-	-	30,578

All foreign governments	274	299	13	-	-	-	586

Hybrid securities	190	61	152	-	-	-	403

Industrial and miscellaneous	42,567	40,923	6,281	5,591	1,577	17	96,956

Total bonds	$78,398	$41,420	$6,446	$5,591	$1,577	$17	$133,449

December 31, 2014	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$4,493	$-	$-	$-	$-	$-	$4,493

States, territories and possessions	694	-	-	-	-	-	694

Special revenue and assessments	29,104	23	-	-	18	-	29,145

All foreign governments	250	259	13	-	-	-	522

Hybrid securities	138	143	42	-	-	-	323

Industrial and miscellaneous	40,763	38,988	6,507	4,924	1,754	13	92,949

Total bonds	$75,442	$39,413	$6,562	$4,924	$1,772	$13	$128,126

Based on statement value, 90% of the Company’s bond portfolio was rated either 1 or 2 (i.e., rated as Investment grade) by the SVO at each of December 31, 2015 and 2014.

The Company’s investments in structured securities include a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2015 and 2014, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2015	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

Government agencies	$28,220	$28,580	$-	$-	$28,220	$28,580

Other prime	549	551	1	1	550	552

Other below-prime	73	74	13	15	86	89

Commercial mortgage-backed:

Government agencies	239	254	-	-	239	254

Conduit	2,026	2,030	15	14	2,041	2,044

Re-REMIC	326	333	2	4	328	337

Other commercial mortgage-backed	49	53	1	1	50	54

Other asset-backed	5,402	5,492	142	142	5,544	5,634

Total structured securities	$36,884	$37,367	$174	$177	$37,058	$37,544

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

December 31, 2014	Investment Grade		Below Investment Grade		Total

	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

Government agencies	$26,894	$27,616	$-	$-	$26,894	$27,616

Other prime	503	509	1	1	504	510

Other below-prime	39	42	16	19	55	61

Commercial mortgage-backed:

Government agencies	277	297	-	-	277	297

Conduit	1,964	2,011	39	33	2,003	2,044

Re-REMIC	377	394	3	6	380	400

Other commercial mortgage-backed	60	65	4	5	64	70

Other asset-backed	5,105	5,311	49	54	5,154	5,365

Total structured securities	$35,219	$36,245	$112	$118	$35,331	$36,363

Based on statement value, 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2015 and 2014.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. At December 31, 2015, the Company’s structured note investments included a treasury inflation protected (“TIP”) security and fifteen securities with adjustable rate coupon provisions. At December 31, 2015, the TIP security had a statement value and fair value of $89 million and $121 million, respectively, while the securities with adjustable rate provisions had aggregate statement values and fair values of $173 million and $165 million, respectively. At December 31, 2014, structured note investments included a TIP security with a statement value and fair value of $89 million and $127 million, respectively, and nine securities with step -up coupon provisions that had aggregate statement values and fair values of $30 million and $23 million, respectively. None of these securities have provisions linked to real estate prices, indices or asset values.

Statement value and fair value of bonds by contractual maturity at December 31, 2015 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement Value	Fair Value
	(in millions)

Due in one year or less	$3,921	$3,980

Due after one year through five years	29,186	30,133

Due after five years through ten years	39,134	38,558

Due after ten years	24,150	25,322

Subtotal	96,391	97,993

Structured securities	37,058	37,544

Total bonds	$133,449	$135,537

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2015 and 2014 was as follows:

December 31, 2015	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$3,175	$598	$2,150	$4,104	$-	$10,027
Office	3,282	1,038	1,815	3,816	-	9,951
Retail	3,246	779	2,177	2,035	-	8,237
Warehouse/Industrial	427	301	570	1,107	204	2,609
Other	389	186	533	304	-	1,412

Total	$10,519	$2,902	$7,245	$11,366	$204	$32,236

December 31, 2014	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$2,708	$452	$1,918	$3,438	$-	$8,516
Office	2,950	792	1,575	3,559	-	8,876
Retail	3,008	780	2,337	2,253	-	8,378
Warehouse/Industrial	473	190	437	1,047	255	2,402
Other	317	145	450	257	-	1,169

Total	$9,456	$2,359	$6,717	$10,554	$255	$29,341

The statement value of mortgage loans by contractual maturity at December 31, 2015 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment fees.

Statement Value
(in millions)
Due in one year or less	$1,982
Due after one year through two years	1,534
Due after two years through five years	6,410
Due after five years through eight years	9,259
Due after eight years	13,051

Total	$32,236

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2015 and 2014. The maximum and minimum interest rates for mortgage loans originated during 2015 were 6.70% and 2.65%, respectively, while these rates during 2014 were 6.10% and 2.58%, respectively. The aggregate weighted-average ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2015 and 2014 was 60% and 61%, respectively, with a maximum of 100% for any single loan during each of 2015 and 2014. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At December 31, 2015 and 2014, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 53% and 54%, respectively.

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2015 and 2014 was as follows:

December 31, 2015	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$4,322	$5,499	$205	$1	$10,027
Office	4,143	5,329	304	175	9,951
Retail	4,232	3,767	224	14	8,237
Warehouse/Industrial	938	1,251	312	108	2,609
Other	232	1,003	108	69	1,412

Total	$13,867	$16,849	$1,153	$367	$32,236

December 31, 2014	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$3,398	$4,944	$110	$64	$8,516
Office	2,854	5,524	280	218	8,876
Retail	3,933	4,050	343	52	8,378
Warehouse/Industrial	561	1,557	190	94	2,402
Other	218	847	32	72	1,169

Total	$10,964	$16,922	$955	$500	$29,341

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $60 million and $56 million at December 31, 2015 and 2014, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had $28 million and $30 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at each of December 31, 2015 and 2014.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $3.7 billion and $3.5 billion included in the consolidated statements of financial position at December 31, 2015 and 2014, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models and external pricing sources. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2015 and 2014, the consolidated statements of financial position included $181 million and $175 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily based on internally-developed pricing models. See Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2015 and 2014 was as follows:

December 31, 2015	East	Midwest	South	West	Total
	(in millions)
Apartment	$313	$26	$235	$319	$893
Office	64	536	153	40	793
Warehouse/Industrial	38	30	-	188	256
Other	27	-	-	30	57

Total	$442	$592	$388	$577	$1,999

December 31, 2014	East	Midwest	South	West	Total
	(in millions)
Apartment	$300	$27	$92	$253	$672
Office	65	441	108	39	653
Warehouse/Industrial	40	30	-	171	241
Other	12	-	-	32	44

Total	$417	$498	$200	$495	$1,610

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $441 million and $331 million at December 31, 2015 and 2014, respectively. These amounts include $162 million and $32 million at December 31, 2015 and 2014, respectively, related to a new office tower in Milwaukee, Wisconsin, that is scheduled for completion in 2017. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $7.5 billion and $7.4 billion at December 31, 2015 and 2014, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

The statement value of other investments held directly or indirectly by the Company at December 31, 2015 and 2014 was as follows:

	December 31,
	2015	2014
	(in millions)
Securities partnerships and LLCs	$4,299	$4,281
Bonds	3,914	3,421
Real estate JVs, partnerships and LLCs	1,675	1,661
Common and preferred stocks	1,024	869
Real estate	747	769
Low income housing tax credit properties	485	474
Derivative instruments	469	330
Cash and short-term investments	215	559
Leveraged leases	162	230
Other assets, net	302	233

Total	$13,292	$12,827

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years and 14 years of unexpired credits at December 31, 2015 and 2014, respectively. The required holding period for tax credit properties is 15 years. See Note 10 for more information regarding the Company’s use of tax credits.

At December 31, 2015 and 2014, oil and gas investments were recorded using the equity method of accounting. However, the statement value of these investments was nonadmitted from assets and surplus in the consolidated statements of financial position as audits were not performed for these investments. During 2013, the Company discontinued the use of a permitted practice related to the valuation of oil and gas investments and reported a $38 million decrease in the statement value of these investments in the consolidated statements of changes in surplus for the year ended December 31, 2013 as a change in accounting principle.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (“SCAs”) are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2015, the value of SCA investments was as follows:

	December 31, 2015
	Investment in SCA	Nonadmitted Asset	Statement Value
	(in millions)
NM Wealth Management Company	$133	$-	$133
NM Capital, Limited	3	3	-

Total common stock SCAs [1]	136	3	133

Various real estate SCAs [2]	203	-	203

NML Securities Holdings, LLC	4,186	-	4,186
NM Investment Holdings, LLC	1,643	-	1,643
NML Real Estate Holdings, LLC	1,113	-	1,113
NM Planning, LLC	260	-	260
NM Pebble Valley, LLC	211	-	211
NM Investment Services, LLC	85	-	85
NM GP Holdings, LLC	48	2	46
NM Investment Management Company, LLC	27	27	-
Mason Street Advisors, LLC	24	24	-
Various other joint venture affiliates	326	-	326

Total other investment SCAs [3]	7,923	53	7,870

Total investments in SCAs	$8,262	$56	$8,206

1 Reported in common and preferred stocks in the consolidated statements of financial position.

2 Reported in real estate in the consolidated statements of financial position.

3 Reported in other investments in the consolidated statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2015. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Net Investment Income

The sources of net investment income for the years ended December 31, 2015, 2014 and 2013 were as follows:

	For the years ended December 31,
	2015	2014	2013
	(in millions)

Bonds	$5,760	$5,641	$5,500
Mortgage loans	1,535	1,471	1,412
Policy loans	1,155	1,121	1,089
Common and preferred stocks	133	128	178
Real estate	230	196	176
Other investments	1,063	847	647
Amortization of IMR	211	275	262

Gross investment income	10,087	9,679	9,264
Less: investment expenses	620	575	571

Net investment income	$9,467	$9,104	$8,693

Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2015, 2014 and 2013 were as follows:

	For the year ended December 31, 2015			For the year ended December 31, 2014			For the year ended December 31, 2013
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$560	$(870)	$(310)	$735	$(326)	$409	$772	$(463)	$309

Common and preferred stocks	229	(273)	(44)	391	(98)	293	583	(64)	519

Mortgage loans	-	(2)	(2)	9	(3)	6	-	-	-

Real estate	123	(1)	122	23	(1)	22	35	-	35

Other investments	579	(523)	56	220	(492)	(272)	178	(230)	(52)

Subtotal	$1,491	$(1,669)	(178)	$1,378	$(920)	458	$1,568	$(757)	811

Less: IMR net gains/(losses) before taxes			(258)			192			356

Less: Capital gains tax			112			123			179

Net realized capital gains/(losses)			$(32)			$143			$276

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $25 billion, $24 billion, and $24 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2015, 2014 and 2013 were as follows:

	For the years ended December 31,
	2015	2014	2013
Bonds, common and preferred stocks:	(in millions)

Structured securities	$-	$(1)	$(14)
Financial services	(4)	(4)	(3)
Consumer discretionary	(36)	(51)	(9)
Industrials	(7)	(1)	(14)
Energy	(48)	-	-
Other	(1)	(3)	(11)

Subtotal	(96)	(60)	(51)
Other investments:
Real estate and RE funds	(12)	(40)	(9)
Securities partnerships	(40)	-	(6)

Subtotal	(52)	(40)	(15)

Total	$(148)	$(100)	$(66)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

In addition to the realized capital losses above, $16 million, $41 million and $45 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2015, 2014 and 2013, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is reported in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

At December 31, 2015, the Company continued to hold structured securities with aggregate statement values and fair values of $9 million and $20 million, respectively, for which other-than-temporary valuation adjustments had been recognized. Other-than-temporary valuation adjustments on structured securities for the years ended December 31, 2015, 2014 and 2013, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2015	2014	2013
	(in millions)
Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(1)	(1)	(14)

Total	$(1)	$(1)	$(14)

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2015, 2014 and 2013 were as follows:

	For the years ended December 31,
	2015	2014	2013
	(in millions)
Bonds	$(173)	$(194)	$61

Common and preferred stocks	(181)	(84)	52

Mortgage loans	(38)	(13)	(3)

Other investments	-	1,507	334

Subtotal	(392)	1,216	444

Change in deferred taxes	144	30	(98)

Change in net unrealized capital gains and losses	$(248)	$1,246	$346

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks and other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Unrealized capital gains and losses reported from other investments for the year ended December 31, 2014 included an after tax gain of $1.1 billion from the sale of its investment in Frank Russell Company (“Russell”) as the Company’s common stock investment in Russell was held by a subsidiary at the time of the sale. See Note 11 for more information regarding the sale of Russell. Change in net unrealized capital gains (losses) for the years ended December 31, 2015, 2014 and 2013 included net losses of $(371) million, $(312) million and $(292) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries. The Company’s

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2015 and 2014 were as follows:

	December 31, 2015
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$51,486	$49,279	$(2,207)	$7,946	$7,008	$(938)
Common and preferred stocks	1,309	1,090	(219)	186	145	(41)

Total	$52,795	$50,369	$(2,426)	$8,132	$7,153	$(979)

	December 31, 2014
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$17,254	$16,523	$(731)	$11,387	$10,984	$(403)
Common and preferred stocks	845	748	(97)	27	19	(8)

Total	$18,099	$17,271	$(828)	$11,414	$11,003	$(411)

During 2015, an increase in risk-free market interest rates and a widening of credit spreads led to an increase in the number of bonds for which amortized cost exceeded fair value, while the amount of unrealized loss on these bonds increased from 4% of amortized cost at December 31, 2014 to 5% of amortized cost at December 31, 2015. All of these bonds were current on contractual interest and principal payments at December 31, 2015. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2015 and 2014, unrealized capital losses on structured securities in a loss position for greater than 12 months was $127 million and $149 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months was $151 million and $7 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2015 and 2014, the aggregate statement value of general account loaned securities was $1,035 million and $845 million, respectively, while the aggregate fair value of these loaned securities was $1,024 million and $932 million, respectively. All of the securities on loan at December 31, 2015 and 2014 were bonds and were loaned with open terms. The offsetting

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

liability of $1,047 million and $954 million, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statements of financial position at December 31, 2015 and 2014, respectively. There were no securities on loan within the separate accounts at either December 31, 2015 or 2014.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2015 and 2014, reinvested securities lending collateral held by the Company was $1,056 million and $962 million, respectively, which is reported at amortized cost.

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2015 and 2014 were as follows:

	December 31,
	2015		2014
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$455	$455	$401	$401

31-60 days	56	56	132	132

61-90 days	42	42	77	77

91-120 days	33	33	20	20

121-180 days	120	120	164	164

181-365 days	93	93	90	90

1-2 years	257	257	78	78

Total	$1,056	$1,056	$962	$962

At December 31, 2015, the consolidated statements of financial position included $603 million in bonds and $453 million in cash and short-term investments related to the collateral assets summarized above. At December 31, 2014, the consolidated statements of financial position included $430 million in bonds and $532 million in cash and short-term investments related to these collateral assets.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with securities lending and derivative transactions or cash held by a qualified intermediary (“QI”) to facilitate potential purchases of replacement real estate properties in tax-free exchange transactions.

At December 31, 2015 and 2014, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

The statement value of restricted assets at December 31, 2015 and 2014, summarized by type of restriction, was as follows:

	December 31,
	2015	2014
	(in millions)

Securities lending	$1,035	$845

Cash on deposit with QI	129	-

Derivative transactions	71	74

Securities on deposit with states	7	7

Reverse repurchase agreement	-	25

Total restricted assets	$1,242	$951

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or contracted in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company may use derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (i.e., at amortized cost or fair value).

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $270 million and $368 million of cash collateral under its derivative collateral support arrangements at December 31, 2015 and 2014, respectively, including $11 million and $26 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the consolidated statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively in the consolidated statements of financial position. The Company also held bond collateral with a fair value of $252 million and $5 at December 31, 2015 and 2014, respectively. Bonds held as collateral are not reported in the consolidated statements of financial position.

The Company posted $41 million and $60 million of bond collateral under futures agreements at December 31, 2015 and 2014, respectively. The Company also posted $23 million and $8 million of bond collateral and $7 million and $6 million of cash collateral related to cleared derivative contracts at December 31, 2015 and 2014, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as other investments in the consolidated statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2015, 2014 and 2013, no derivatives ceased to qualify for cash flow hedge accounting.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to twelve years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to thirty years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the asset/liability management risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s insurance products. Interest rate caps and floors entitle the Company to receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to twelve years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (“TBA”) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to repurchase them at a future date. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Equity total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $0 and $2 million during 2015 and 2014, respectively.

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2015 and 2014 were as follows:

	December 31, 2015
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$775	$6	$-	$67	$-

Interest rate swaps	77	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	3,070	360	(1)	377	(3)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	330	7	-	7	-

Interest rate floors	200	17	-	17	-

Interest rate swaps	800	-	(7)	-	(7)

Swaptions	3,146	67	-	67	-

Fixed income futures	1,900	-	-	-	-

Fixed income forwards	129	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	793	10	(7)	10	(7)

Equity contracts:

Equity total return swaps	658	2	(11)	2	(11)

Equity index futures	187	-	-	-	-

Credit contracts:

Purchased credit default swaps	103	-	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$469	$(26)	$552	$(28)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

	December 31, 2014
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$950	$7	$-	$78	$-

Interest rate swaps	52	-	-	7	-

Foreign exchange contracts:

Foreign currency swaps	2,231	164	(15)	144	(11)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	-	-	-

Interest rate floors	200	16	-	16	-

Interest rate swaps	291	-	(5)	-	(5)

Swaptions	2,870	69	-	69	-

Fixed income futures	2,490	-	-	-	-

Fixed income forwards	-	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	1,591	72	(4)	72	(4)

Equity contracts:

Equity total return swaps	455	2	(2)	2	(2)

Equity index futures	165	-	-	-	-

Credit contracts:

Purchased credit default swaps	103	-	(1)	-	(1)

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$330	$(27)	$388	$(23)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the consolidated statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2015, 2014 and 2013 were as follows:

	For the year ended December 31, 2015

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$23

Interest rate swaps	-	-	4

Foreign exchange contracts:

Foreign currency swaps	209	2	31

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(1)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	(2)	(10)	(5)

Swaptions	(9)	-	(9)

Fixed income futures	54	(8)	-

Fixed income forwards	-	2	-

Foreign exchange contracts:

Foreign currency forwards	(66)	126	-

Equity contracts:

Equity total return swaps	(8)	5	-

Equity index futures	2	4	-

Credit contracts:

Purchased credit default swaps	1	-	(1)

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$181	$121	$42

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

	For the year ended December 31, 2014

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$27

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	200	(13)	12

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	-

Interest rate floors	10	-	-

Interest rate swaps	(5)	-	(1)

Swaptions	(67)	-	(8)

Fixed income futures	(56)	(220)	-

Fixed income forwards	-	-	-

Foreign exchange contracts:

Foreign currency forwards	90	13	-

Equity contracts:

Equity total return swaps	(2)	(14)	-

Equity index futures	(2)	4	-

Credit contracts:

Purchased credit default swaps	-	-	(1)

Investment replications:

Equity contracts:

Equity total return swaps	1	13	-

Total derivatives	$169	$(217)	$32

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

	For the year ended December 31, 2013

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$28

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	28	(9)	8

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	-

Interest rate floors	-	-	-

Interest rate swaps	-	-	-

Swaptions	46	-	(7)

Fixed income futures	(5)	21	-

Fixed income forwards	-	-	-

Foreign exchange contracts:

Foreign currency forwards	(3)	(1)	-

Equity contracts:

Equity total return swaps	(1)	(31)	-

Equity index futures	-	(2)	-

Credit contracts:

Purchased credit default swaps	1	-	(2)

Investment replications:

Equity contracts:

Equity total return swaps	(1)	51	-

Total derivatives	$65	$29	$30

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
	(in millions)

Life insurance reserves	$156,888	$148,897
Annuity reserves	7,604	6,767
Disability and long-term care unpaid claims and claim reserves	4,668	4,667
Disability and long-term care active life reserves	5,004	4,506
Deposit funds	2,764	2,671

Total reserves for policy benefits	$176,928	$167,508

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2015, the Company had $1.6 trillion of total life insurance in force, including $12.9 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Each year, the Company must perform asset adequacy testing (“AAT”) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. This testing resulted in no increases in life insurance reserves for the years ended December 31, 2015, 2014 and 2013.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) using the Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves on policies issued since 1985 are based on the present value of expected benefit payments using either the 1983 Individual Annuity “a”, Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the consolidated statements of operations.

At December 31, 2015 and 2014, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,

	General Account		Separate Accounts		Total

	2015	2014	2015	2014	2015	2014

	(in millions)

Subject to discretionary withdrawal

- with market value adjustment	$449	$497	$-	$-	$449	$497

- at book value less surrender charge of 5% or more	218	362	-	-	218	362

- at fair value	-	-	16,058	16,161	16,058	16,161

- at book value without adjustment	4,634	4,444	-	-	4,634	4,444

Not subject to discretionary withdrawal	5,067	4,135	4,440	4,549	9,507	8,684

Total annuity reserves and deposit funds	$10,368	$9,438	$20,498	$20,710	$30,866	$30,148

Asset adequacy testing resulted in a decrease in annuity reserves of $10 million for the year ended December 31, 2015 and increases in annuity reserves of $54 million and $0 for the years ended December 31, 2014 and 2013, respectively. These reserve increases were reported as net additions to policy benefit reserves in the consolidated statements of operations. The annuity AAT reserve was $100 million and $110 million at December 31, 2015 and 2014, respectively.

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 3.50% to 4.50%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.7 billion at each of the years ended December 31, 2015 and 2014. Changes in these reserves for the years ended December 31, 2015 and 2014 were as follows:

	For the years ended December 31,
	2015	2014

	(in millions)

Balance at January 1	$4,667	$4,544

Incurred related to:

Current year	703	707

Prior years	(82)	3

Total incurred	621	710

Paid related to:

Current year	(30)	(23)

Prior years	(590)	(564)

Total paid	(620)	(587)

Balance at December 31	$4,668	$4,667

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued prior to 1987 are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%. Active life reserves for disability policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity. Policies issued between 1987 and 2012 are based on a valuation interest rate of 4.00% while those issued after 2012 are based on a valuation interest rate of 3.50%. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuity Mortality table without lapses. For policies issued since March 2002, minimum reserves are based on valuation interest rates ranging from 3.50% to 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For policies issued from March 2002 through September 2010, a separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

For long-term care reserve valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and assumptions regarding interest rates and claim costs were adjusted to reflect more recent expectations.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Asset adequacy testing resulted in no increases in long-term care reserves for the years ended December 31, 2015 and 2014, respectively, and a reserve increase of $100 million for the year ended December 31, 2013. The reserve increase in 2013 was reported as a net addition to policy benefit reserves in the consolidated statements of operations. The long-term care AAT reserve was $265 million at both December 31, 2015 and 2014.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a payment plan consisting of a series of scheduled payments. Prior to November 1, 2013, beneficiaries also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). As of that date, the Northwestern Access Fund was eliminated as an option for receiving death benefits. If the beneficiary does not affirmatively choose a payment plan, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chose a Northwestern Access Fund account prior to November 1, 2013, the beneficiary received negotiable drafts that they can use to access the balance in this account at their discretion.

The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $449 million and $530 million at December 31, 2015 and 2014, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.01% to 3.50% during both 2015 and 2014. The Company does not charge beneficiaries any fees to maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2015 and 2014 were as follows:

	December 31, 2015		December 31, 2014
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$237	$88	$223	$84

Ordinary renewal	2,450	1,998	2,366	1,931

Total deferred and uncollected premiums	$2,687	$2,086	$2,589	$2,015

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2015 and 2014 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,

	2015	2014	2015	2014	2015	2014

	(in millions)

Subject to discretionary withdrawal	$6,123	$6,252	$16,058	$16,161	$22,181	$22,413

Not subject to discretionary withdrawal	-	-	4,440	4,549	4,440	4,549

Total separate account reserves	$6,123	$6,252	$20,498	$20,710	26,621	26,962

Non-policy liabilities					110	94

Total separate account liabilities					$26,731	$27,056

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2015 and 2014 was $162 million and $86 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $14 million and $12 million attributable to GMDB at December 31, 2015 and 2014, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.9 billion, $2.0 billion and $2.0 billion for the years ended December 31, 2015, 2014 and 2013, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the consolidated statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statements of operations for the years ended December 31, 2015, 2014 and 2013.

	For the years ended December 31,
	2015	2014	2013

	(in millions)

From Separate Account Annual Statement:

Transfers to separate accounts	$1,946	$2,176	$2,120

Transfers from separate accounts	(1,796)	(1,675)	(1,578)

Net transfers to separate accounts	$150	$501	$542

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2015 and 2014 and does not expect to make a contribution to the plans during 2016.

The Company’s qualified defined benefit pension plan for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was discontinued as of December 31, 2013 and a formula that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula were frozen as of December 31, 2013 and remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees pay premiums to offset a portion of the cost of the health care plan. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December, 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the retiree plans. The plan limits the Company’s exposure to medical inflation to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums beginning January 1, 2019. The maximum annual increase of 3% will not apply to retirees who obtained age 65 prior to January 1, 2014.

Benefit Plan Accounting Changes

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (“SSAP 92”) and Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (“SSAP 102”). These new standards required that estimates of projected benefit obligation (“PBO”) and accumulated benefit obligation (“ABO”) include future benefit obligations for non-vested participants. The new standards also required that the Company’s surplus, as reported in the consolidated statements of financial position, fully reflect any net liability related to the plans’ PBO, reduced by the fair value of any plan assets, including previously unrecognized net experience losses, prior service costs and initial net assets (“unrecognized items”).

On January 1, 2013, the recognition of benefits for non-vested participants and unrecognized items created additional net defined benefit pension and postretirement plan liabilities of $1.2 billion and $0.5 billion, respectively. However, SSAPs 92 and 102 permitted the Company to recognize these liabilities and the corresponding decrease in surplus over a period of up to ten years, subject to minimum recognition requirements. The Company elected to utilize this deferral option as of January 1, 2013, at which time the related “transition liability” was $618 million. For the years ended December 31, 2015 and 2014, transition liabilities of $58 million and $134 million,

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

respectively, were reported as direct reductions to surplus in the consolidated statements of changes in surplus. The remaining unamortized transition liability was $19 million and $77 million at December 31, 2015 and 2014, respectively, and represents the total of all remaining unrecognized items. The remaining transition liability at December 31, 2015 is expected to be amortized as annual direct reductions to surplus during 2016.

The table below summarizes the net surplus impact related to the adoption of these new accounting standards on January 1, 2013, excluding any deferred tax impact.

	Defined Benefit Plans	Postretirement Benefit Plans	Total
	(in millions)

Minimum surplus reduction recognized:

10% of calculated surplus impact	$149	$48	$197

Annual amortization of unrecognized items	797	-	797

Difference between unfunded ABO and accrued benefit cost	84	-	84

Surplus reduction recognized at adoption	1,030	48	1,078

Reversal of:

Additional minimum liability	(73)	-	(73)

Nonadmitted asset relating to funded plans	(881)	-	(881)

Net reduction to surplus at adoption	$76	$48	$124

Prior to the adoption of SSAPs 92 and 102, an additional minimum liability (“AML”) was required if a plan’s ABO exceeded plan assets or related financial statement liabilities. The AML is no longer required under the new accounting standards. The impact of the elimination of the AML was reported as a direct increase to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2013. Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statements of financial position. Pension assets that were nonadmitted prior to the adoption of SSAPs 92 and 102 were included in the initial surplus impact upon adoption. At December 31, 2013, the net reduction to surplus of $124 million was reported as a change in accounting principle in the consolidated statements of changes in surplus.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2015 and 2014, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2015	2014	2015	2014
	(in millions)

Fair value of plan assets at January 1	$4,251	$3,913	$77	$74

Changes in plan assets:

Actual return on plan assets	(4)	433	-	8

Company contributions	-	-	-	-

Actual plan benefits paid	(103)	(95)	(5)	(5)

Fair value of plan assets at December 31	$4,144	$4,251	$72	$77

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account (“GASA”), which primarily invests in a diversified portfolio of public

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2015 and 2014 were as follows:

	Target		Actual
	Allocation		Allocation

	2015	2014	2015	2014
Bonds	49%	49%	48%	50%
Equity investments	50%	50%	49%	46%
Other investments	1%	1%	3%	4%

Total assets	100%	100%	100%	100%

At each of December 31, 2015 and 2014, other investments are comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate PBOs of the defined benefit pension plans and postretirement benefit plans at December 31, 2015 and 2014 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2015	2014	2015	2014
	(in millions)
Projected benefit obligation at January 1	$4,609	$3,663	$825	$687

Changes in benefit obligation:
Service cost of benefits earned	117	93	25	19
Interest cost on projected obligations	181	180	30	31
Projected gross plan benefits paid	(117)	(111)	(26)	(26)
Projected Medicare Part D reimbursement	-	-	2	2
Experience (gains)/losses	(202)	784	(45)	112

Projected benefit obligation at December 31	$4,588	$4,609	$811	$825

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future compensation increases for active participants. The ABO is similar to the PBO, but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

was $4.3 billion for each of the years ended December 31, 2015 and 2014. Experience (gains)/losses for the years ended December 31, 2015 and 2014 primarily reflect the impact of changes in the PBO discount rate and adjustments to mortality assumptions.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2015, 2014 and 2013 and the net periodic benefit cost for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2015	2014	2013	2015	2014	2013
Projected benefit obligation:
Discount rate	4.30%	4.00%	5.00%	4.30%	4.00%	5.00%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%

Net periodic benefit cost:
Discount rate	4.00%	5.00%	4.00%	4.00%	5.00%	4.00%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.50%	6.50%	6.75%	6.50%	6.50%	6.75%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, third-party capital market expectations and the long-term target asset allocation.

The PBO for postretirement benefits at December 31, 2015 assumed an annual increase in future retiree medical costs of 7.0%, grading down to 5.0% over four years and remaining level thereafter. At December 31, 2014, the comparable assumption was for an annual increase in future retiree medical costs of 7.5% grading down to 5.0% over five years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2015 by $47 million and net periodic postretirement benefit expense for the year ended December 31, 2015 by $2 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2015 and net periodic postretirement benefit expense for the year ended December 31, 2015 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. These laws created an excise tax beginning in 2018, the effective date of which was delayed until 2020 by new legislation passed in 2015, on health care plans that have an aggregate value to the participants greater than a threshold amount. Recent changes to the Company’s postretirement health care plans are expected to keep the aggregate value of the plans below the excise tax threshold. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2015 and 2014.

	Defined Benefit Plans		Postretirement Benefit Plans

	2015	2014	2015	2014

	(in millions)

Fair value of plan assets	$4,144	$4,251	$72	$77

Projected benefit obligation	4,588	4,609	811	825

Funded status	(444)	(358)	(739)	(748)

Unrecognized net experience losses	-	-	-	1

Unrecognized prior service costs/(credits)	-	-	19	76

Nonadmitted asset	(415)	(459)	-	-

Financial statement liability	$(859)	$(817)	$(720)	$(671)

The PBO for defined benefit plans above included $859 million and $817 million related to nonqualified, unfunded plans at December 31, 2015 and 2014, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 111% and 112% of the projected benefit obligations of these plans at December 31, 2015 and 2014, respectively.

Net experience gains or losses represent cumulative amounts by which actual plan experience for return on plan assets or growth in PBO have varied from related assumptions. These accumulated gains or losses are amortized into net periodic benefit cost only when they exceed certain limits.

Prior service costs/(credits) represent the value of benefits granted or rescinded based on services rendered in prior periods. These costs/(credits) are recognized as components of net periodic benefit cost on a straight line basis over the anticipated future service period of the participants.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the consolidated statements of changes in surplus. Apart from the initial adoption impacts of SSAPs 92 and 102, aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2015 and 2014:

	Defined		Postretirement
	Benefit Plans		Benefit Plans		Total

	2015	2014	2015	2014	2015	2014

	(in millions)

Changes in plan assets and benefit obligations recognized in surplus

Net experience gains/(losses)	$(87)	$(639)	$40	$(181)	$(47)	$(820)

Prior service (costs)/credits	(1)	(4)	(56)	(30)	(57)	(34)

Initial net asset	-	-	-	-	-	-

Amounts amortized from surplus into net periodic benefit cost:

Net experience losses	$64	$25	$3	$1	$67	$26

Prior service costs/(credits)	(14)	(14)	12	12	(2)	(2)

Initial net asset	(40)	(17)	-	-	(40)	(17)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Net experience gains/(losses) primarily reflect the impacts of any changes to plan assumptions (e.g., discount rate and mortality assumptions) that are applied to the calculation of PBO estimates. Total defined benefit pension and postretirement plan net experience gains/(losses) recognized in surplus but not yet amortized into net periodic benefit cost were $(1.4) billion and $(0.1) billion at December 31, 2015, respectively, and $(1.4) billion and $(0.2) billion at December 31, 2014, respectively.

Total defined benefit and postretirement plan prior service (costs)/credits recognized in surplus but not yet amortized into net periodic benefit cost were $277 million and $(154) million at December 31, 2015, respectively, and $293 million and $109 million at December 31, 2014, respectively. The total initial net asset recognized in surplus but not yet amortized into net periodic benefit cost was $347 million and $387 million at December 31, 2015 and 2014, respectively.

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans

	2015	2014	2013	2015	2014	2013

	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$117	$93	$166	$25	$19	$27

Interest cost on projected obligations	181	180	161	30	31	30

Amortization of experience losses	64	25	92	3	1	5

Amortization of prior service costs/(credits)	(14)	(14)	(11)	12	12	13

Amortization of initial net asset	(40)	(17)	(71)	-	-	-

Curtailment and other	-	-	11	-	-	-

Expected return on plan assets	(273)	(251)	(239)	(5)	(5)	(4)

Net periodic benefit cost	$35	$16	$109	$65	$58	$71

The Company expects to increase/(decrease) periodic benefit costs through the amortization of $68 million, $(25) million and $(21) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2016. Amortization of postretirement plan net experience losses of $4 million and prior service costs of $2 million are also expected to increase net periodic benefit cost during 2016.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2016 through 2025 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2016	$129	$24

2017	147	28

2018	160	31

2019	169	33

2020	178	36

2021-2025	1,021	217

Total	$1,804	$369

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2015, 2014 and 2013, the Company expensed total contributions to these plans of $45 million, $43 million and $35 million, respectively.

Benefit Plan Amendment

On February 11, 2016, the Company announced a prospective amendment to employee postretirement benefits to be provided to certain retirees beginning on July 1, 2016. This change replaces health care coverage under the plan for many retirees aged 65 and older with a subsidy towards the purchase of individual insurance through an approved third-party private exchange as well as guidance with choosing the appropriate coverage. Retirees aged 64 and under will continue to participate in the Company’s postretirement health insurance plan until they attain the age of 65.

The aggregate impact of this change on the PBO for the employee postretirement benefit plan as of February 11, 2016 is estimated to be approximately $85 million, which will be recorded as a direct increase to surplus in the consolidated statements of changes in surplus during 2016.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $40 million of individual life coverage and a maximum of $60 million of joint life coverage for any single mortality risk. The Company discontinued its participation in a life insurance catastrophic risk sharing pool during 2014.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at each of December 31, 2015 and 2014 were reported net of ceded reserves of $1.7 billion. The Company has reinsured all risks disclosed in the consolidated financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2015, 2014 and 2013 were as follows:

	For the years ended December 31,

	2015	2014	2013

	(in millions)

Direct premium revenue	$18,704	$17,894	$17,481
Premiums ceded	(916)	(893)	(882)

Premium revenue	$17,788	$17,001	$16,599

Direct benefit expense	$19,205	$18,425	$18,125

Benefits ceded	(660)	(618)	(667)

Total benefits	$18,545	$17,807	$17,458

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

In addition, the Company received $160 million, $161 million and $164 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2015, 2014 and 2013, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2015 and 2014 that were considered by the Company to be uncollectible.

Effective October 1, 2014, The Northwestern Mutual Life Insurance Company and Northwestern Long Term Care Insurance Company entered into an affiliated reinsurance agreement. Under this agreement, Northwestern Long Term Care Insurance Company ceded 100% of the net risks associated with its in-force long-term care policies and future issuances of long-term care policies to The Northwestern Mutual Life Insurance Company. All financial statement impacts of this transaction were eliminated upon consolidation of the two entities.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	NM Planning, LLC and subsidiaries
NM Investment Management Company, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense in the consolidated statements of operations for the years ended December 31, 2015, 2014 and 2013 related to “ordinary” taxable income or loss were as follows:

	For the years ended December 31,
	2015	2014	2013

	(in millions)

Tax payable on ordinary income	$69	$200	$80

Low income housing tax credits	(111)	(107)	(101)

Other tax credits	(21)	(35)	(30)

Increase (decrease) in contingent tax liabilities	10	(36)	33

Total current tax expense (benefit)	$(53)	$22	$(18)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $(90) million, $86 million and $124 million was included in net IMR deferrals for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense of $112 million, $123 million and $179 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company’s effective tax rates for the years ended December 31, 2015, 2014, and 2013 were lower than the statutory rate of 35% due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The temporary differences primarily included changes in net deferred tax assets and permanent differences primarily included unconsolidated subsidiary distributions, dividends received deduction, amortization of the IMR and tax credits. The related tax impacts of these differences were reductions of $334 million, $431 million, and $403 million for the years ended December 31, 2015, 2014, and 2013, respectively.

The Company made payments to the Internal Revenue Service (“IRS”) for federal income taxes of $505 million, $480 million and $526 million during the years ended December 31, 2015, 2014 and 2013, respectively. Total federal income taxes paid, including refunds or overpayments applied, for tax years 2015, 2014 and 2013 of $225 million, $598 million and $585 million, respectively, are available as of December 31, 2015 for refund claims in the event of future tax losses.

Federal income tax returns for 2009 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2015 and 2014 were as follows:

	For the years ended December 31,

	2015	2014

	(in millions)

Balance at beginning of year	$431	$467

Additions for tax positions of prior years	10	-

Reductions for tax positions of prior years	-	(36)

Balance at end of year	$441	$431

Included in contingent tax liabilities at December 31, 2015 and 2014 were $403 million and $395 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2015 balance are $16 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is only recorded if the Company believes that there is a greater than

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in tax expense in the year that such determination is made by the Company.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense. For the years ended December 31, 2015, 2014 and 2013, the Company recognized $1 million, $(15) million and $8 million, respectively, of interest-related tax expense (benefit). Contingent tax liabilities included $23 million and $22 million for the payment of interest at December 31, 2015 and 2014, respectively.

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2015 and 2014 were as follows:

	December 31,

	2015	2014	Change

	(in millions)

Deferred tax assets:

Policy acquisition costs	$1,243	$1,192	$51

Investments	446	390	56

Policy benefit liabilities	2,225	2,194	31

Benefit plan obligations	864	827	37

Other	112	110	2

Gross deferred tax assets	4,890	4,713	177

Nonadmitted deferred tax assets	(9)	(9)	-

Gross admitted deferred tax assets	4,881	4,704	177

Deferred tax liabilities:

Investments	792	892	(100)

Other	801	757	44

Gross deferred tax liabilities	1,593	1,649	(56)

Net deferred tax assets	$3,288	$3,055	$233

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Gross deferred tax assets at December 31, 2015 and 2014 included $4.4 billion and $4.3 billion, respectively, related to temporary differences that were ordinary in nature and $0.4 billion and $0.4 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2015 and 2014 included $0.8 billion and $0.8 billion, respectively, related to temporary differences that were ordinary in nature and $0.8 billion and $0.9 billion, respectively, related to temporary differences that were capital in nature. All gross deferred tax liabilities have been recognized at December 31, 2015 and 2014. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2015 or 2014.

The Company exceeded the minimum risk-based capital (“RBC”) level of 300% based on authorized control level RBC computed without net deferred tax assets at December 31, 2015 and 2014 and expects to exceed this minimum during 2016.

Significant components of the calculation of net deferred tax assets at December 31, 2015 and 2014 were as follows (in millions):

	December 31, 2015				December 31, 2014		Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$4,444	$446	$4,890	$4,323	$390	$4,713	$121	$56	$177

Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,444	446	4,890	4,323	390	4,713	121	56	177

Deferred tax assets nonadmitted	9	-	9	9	-	9	-	-	-

Subtotal net admitted deferred tax asset	4,435	446	4,881	4,314	390	4,704	121	56	177

Deferred tax liabilities	801	792	1,593	757	892	1,649	44	(100)	(56)

Net admitted deferred tax asset/(liability)	$3,634	$(346)	$3,288	$3,557	$(502)	$3,055	$77	$156	$233

	December 31, 2015			December 31, 2014			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$1,393	$320	$1,713	$1,755	$266	$2,021	$(362)	$54	$(308)

Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,858	-	1,858	1,401	-	1,401	457	-	457

Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,184	126	1,310	1,158	124	1,282	26	2	28

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,435	$446	$4,881	$4,314	$390	$4,704	$121	$56	$177

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,858			$1,401			$457

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,464			$2,408			$56

Ratio percentage used to detemine recovery period and threshold limitation amount			1134%			1144%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$16,425			$16,055

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

11.	Frank Russell Company

On December 2, 2014, the Company sold its entire investment in Russell common and preferred stock to a third party. Prior to this sale, the Company, through a wholly-owned non-insurance subsidiary, was the majority shareholder of Russell, a worldwide provider of investment products and services. Upon the sale, the Company’s wholly-owned subsidiary reported an after-tax gain of $1.1 billion from the sale of its common stock investment in Russell, which was reported by the Company as an unrealized capital gain in the consolidated statements of changes in surplus for the year ended December 31, 2014. For the year ended December 31, 2015, the Company recorded an additional $54 million after-tax gain upon final settlement of amounts held in escrow. Of this amount, $50 million was reported as an unrealized capital gain in the consolidated statements of changes in surplus with the remainder reported as a realized capital gain in the consolidated statements of operations.

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-four years at December 31, 2015.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2015 and 2014, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2015		December 31, 2014
Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$150	$1	$128	$1

Guarantees of real estate obligations	385	4	388	4

Guarantees of obligations of affiliates	-	-	-	-

Guarantees issued on behalf of wholly-owned subsidiaries	25	-	-	-

Total contingencies and guarantees	$560	$5	$516	$5

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $5.7 billion at December 31, 2015 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2015.

13.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million in interest expense on the notes for each of the years ended December 31, 2015, 2014 and 2013, which is reported as a reduction of net investment income in the consolidated statements of operations. A total of $585 million in interest has been paid on the notes from their issuance through December 31, 2015.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2015 and 2014.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2015 and 2014 were as follows:

	December 31, 2015
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$133,449	$135,537	$2,894	$128,973	$3,670

Mortgage loans	32,236	33,617	-	-	33,617

Policy loans	17,146	17,146	-	-	17,146

Common and preferred stocks	3,753	3,769	3,173	50	546

Derivative assets	469	552	-	552	-

Surplus note investments	160	199	-	165	34

Collateral loans	-	-	-	-	-

Cash and short-term investments	1,460	1,460	486	974	-

Separate account assets	26,731	26,731	24,275	2,100	356

General account liabilities:

Investment-type insurance reserves	$5,209	$5,021	$-	$-	$5,021

Liabilities for securities lending	1,047	1,047	-	1,047	-

Derivative liabilities	26	28	-	28	-

Separate account liabilities	26,731	26,731	24,275	2,100	356

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

	December 31, 2014
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$128,126	$135,247	$3,234	$128,505	$3,508

Mortgage loans	29,341	31,247	-	-	31,247

Policy loans	16,756	16,756	-	-	16,756

Common and preferred stocks	3,583	3,613	2,970	77	566

Derivative assets	330	388	-	388	-

Surplus note investments	160	211	-	179	32

Collateral loans	40	40	-	-	40

Cash and short-term investments	2,588	2,588	708	1,880	-

Separate account assets	27,056	27,056	24,462	2,221	373

General account liabilities:

Investment-type insurance reserves	$5,220	$5,058	$-	$-	$5,058

Liabilities for securities lending	954	954	-	954	-

Derivative liabilities	27	23	-	23	-

Separate account liabilities	27,056	27,056	24,462	2,221	373

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value based on internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, London Interbank Offered Rate (“LIBOR”) basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the consolidated statements of financial position at December 31, 2015 and 2014.

	December 31, 2015
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$3,172	$1	$432	$3,605
Bonds	-	23	9	32
Derivative assets at fair value	-	103	-	103
Derivative liabilities at fair value	-	(25)	-	(25)

Total general account	$3,172	$102	$441	$3,715

Separate accounts:
Mutual fund investments	$22,432	$-	$-	$22,432
Other benefit plan assets/liabilities	58	23	2	83
Pension and postretirement assets:
Bonds	171	1,774	69	2,014
Common and preferred stock	1,595	3	20	1,618
Cash and short-term securities	14	289	-	303
Other assets/liabilities	5	11	265	281

Subtotal pension and postretirement assets	1,785	2,077	354	4,216

Total separate accounts	$24,275	$2,100	$356	$26,731

	December 31, 2014
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$2,971	$-	$443	$3,414
Bonds	-	14	-	14
Derivative assets at fair value	-	158	-	158
Derivative liabilities at fair value	-	(12)	-	(12)

Total general account	$2,971	$160	$443	$3,574

Separate accounts:
Mutual fund investments	$22,663	$-	$-	$22,663
Other benefit plan assets/liabilities	43	19	3	65
Pension and postretirement assets:
Bonds	244	1,908	74	2,226
Common and preferred stock	1,503	5	20	1,528
Cash and short-term securities	10	257	-	267
Other assets/liabilities	-	31	276	307

Subtotal pension and postretirement assets	1,757	2,201	370	4,328

Total separate accounts	$24,463	$2,220	$373	$27,056

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2015 or 2014.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2015 and 2014.

				Separate account pension and postretirement[1]
For the year ended December 31, 2015	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$443	$-	$3	$74	$20	$276	$816

Realized gains/(losses)	59	(18)	-	-	6	67	114

Unrealized gains/(losses)	(17)	-	-	(5)	1	(22)	(43)

Issuances	-	-	-	-	-	-	-

Purchases	51	-	-	15	4	61	131

Sales	(111)	-	(1)	(3)	(6)	(117)	(238)

Settlements	(26)	-	-	(22)	(4)	-	(52)

Net discount/premium	-	-	-	1	-	-	1

Transfers into Level 3	33	27	-	9	-	-	69

Transfers out of Level 3	-	-	-	-	(1)	-	(1)

Fair value, end of period	$432	$9	$2	$69	$20	$265	$797

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

				Separate account pension and postretirement[1]
For the year ended December 31, 2014	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$606	$7	$3	$74	$30	$278	$998

Realized gains/(losses)	128	-	-	1	16	28	173

Unrealized gains/(losses)	15	2	-	(7)	(5)	(2)	3

Issuances	-	-	-	-	-	-	-

Purchases	14	-	-	28	2	44	88

Sales	(301)	-	-	(1)	(24)	(73)	(399)

Settlements	(4)	(7)	-	(28)	1	-	(38)

Net discount/premium	-	1	-	2	-	-	3

Transfers into Level 3	-	-	-	10	-	2	12

Transfers out of Level 3	(15)	(3)	-	(5)	-	(1)	(24)

Fair value, end of period	$443	$-	$3	$74	$20	$276	$816

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2015, 2014 and 2013

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for bonds and privately-placed common and preferred stocks classified as level 3 financial instruments at December 31, 2015.

	Fair value (in millions)	Valuation techniques	Significant unobservable inputs	Range		Weighted average

Bonds	$ 78	Broker quotes	Quoted prices [1]	65.00	100.67	84.76

		Discounted cash flows	Credit spreads [2]	401.56	1,951.52	1,002.96

Common and preferred stocks	$ 452	Sponsor valuations	EBITDA multiples	4.85 X	12.75 X	10.52 X

		Market comparables	EBITDA multiples [3]	2.99 X	30.74 X	10.71 X

		Sponsor valuations	Book value multiples	0.40 X	1.36 X	1.17 X

1 - Presented as a price per hundred dollars of par

2 - Presented in basis points

3 - Includes transaction multiples

Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks are valued using a market comparables approach, a private equity sponsor valuation, or a combination of the two methodologies. The market comparables approach relies on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (“EBITDA”). EBITDA is normalized for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Network Edition Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(4)(a)(2)	Simplified-load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on May 31, 2001	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

(b)(4)(b)	Form of Group Combination Annuity Contract – Account C, NPV.1C. Referenced to Exhibit 4 to Form N-4 Post-Effective Amendment No. 9 for NML Variable Annuity Account C, File No. 2-89905-01, filed on October 28, 1991	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(4)(c)	Specimen Form of Group Annuity Contract – Account C, MP V 1C. Referenced to Exhibit 4 to Form S-1 Registration Statement for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 12, 1984	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(5)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 26, 1996
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 10 for NML Variable Annuity Account C, File No. 333-133381, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2016	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2016	Filed herewith

Item 25.  Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2016

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner & CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President & Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James P. Hackett	President & CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

John E. Schlifske	Chairman & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2016

John E. Schlifske	Chairman of the Board & Chief Executive Officer
Leslie Barbi	Senior Vice President (Public Investments)
Rebekah B. Barsch	Vice President (Planning and Sales)
Blaise C. Beaulier	Vice President (Enterprise Projects & Support)
Sandra L. Botcher	Vice President (Facility Operations)
Michael G. Carter	Executive Vice President & Chief Financial Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy & Community Relations)
Joann M. Eisenhart	Senior Vice President (Human Resources)
Christina H. Fiasca	Vice President
Timothy J. Gerend	Senior Vice President (Distribution Growth & Development)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Officer
John M. Grogan	Senior Vice President (Insurance and Investment Products)
Thomas C. Guay	Vice President ( Risk Selection Strategy)
Gary M. Hewitt	Vice President (Investment Risk Management)
Meg E. Jansky	Vice President – Field Integration
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd Jones	Vice President & Controller
John L. Kordsmeier	Vice President
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President – Enterprise Risk Assurance
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Steven C. Mannebach	Vice President (Field Growth & Development)
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Vice President ( Wealth Management)
Gregory C. Oberland	President
Rebecca Porter	Vice President (Corporate Strategy)
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President & Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Distribution Strategy and Finance)
Tammy M. Roou	Vice President & Chief Risk Officer

Timothy G. Schaefer	Executive Vice President (Client & Digital Experience)
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Sarah E. Schott	Vice President (Enterprise Compliance)
Sheldon I. Cuffie	Vice President & Chief Information Security Officer
David W. Simbro	Senior Vice President (Life & Annuity Product)
Steve P. Sperka	Vice President ( Field Rewards)
David G. Stoeffel	Vice President (Wealth Platform & Partners)
Steven J. Stribling	Vice President (Disability Income)
Alexa Von Tobel	Vice President (Client Experience)
Kamilah D. Williams-Kemp	Vice President (Long Term Care)
Conrad C. York	Vice President (Marketing)
Thomas D. Zale	Vice President (Real Estate)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2015

Employee	Title

Gregory A. Gurlik	Senior Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director-Product Compliance
Chris G. Trost	VP-Corporate Actuary
Paul W. Skalecki	VP-Actuary

Mark J. Gmach	Regional VP
Laila V. Hick	VP-Agency Development
Jason R. Handal	Regional VP
Arthur J. Mees	Regional VP
Timothy Nelson	Regional VP
Michael E. Pritzl	VP-Managing Director Relations
John C. Roberts	VP-Targeted Office Support

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
Randy M. Pavlick	VP-Managed Investments Compliance
Jeffrey P. Schloemer	Director-Compliance
Rebecca Villegas	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Lisa M. Belli-Fuchs	Director-Reporting & Systems Administration
Barbara E. Courtney	Director-Mutual Fund Accounting
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
K. David Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

David A. Eurich	Director-Field Training
Joanne M. Migliaccio	Director-Contract, License & Registration
Sarah L. N. Koenig	Director-Horizontal Growth
Cindy S. Prater	Director-Practice Management

Employee	Title

Arleen J. Llewellyn	Director-FR Engagement & Selection
Paul J. Steffen	VP-Agency Development

Michael R. Fasciotti	Director-Field Real Estate
Richard P. Snyder	Director-Field Compensation

Brenda J. Antkowski	Director-Field Integration
Paula B. Asen	Director-Field Integration
Kevin J. Konopa	Director-Field Integration

Karen A. Molloy	VP-Treasurer
Deborah A. Schultz	VP-Financial Management

Pency P. Byhardt	Vice President-Annuity Operations
Don P. Gehrke	Director-Retail Investment Operations
Dennis P. Goyette	Director-Annuity Customer Service
Linda A. Schaefer	Director-Document Shared Services
Lori A. Torner	Director-Retail Investment Operations

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Lisa A. Cadotte	VP-Investment Risk Management

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Katherine T. Hartman	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
Paul W. Scott	Asst. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary

Employee	Title
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason T. Klawonn	VP-Advanced Markets
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support
Steven J. Stribling	VP-Life Product Development

Thomas R. Anderson	Director-Advanced Planning
Candace M. Damon	Director-Strategic Productivity
Angela M. DiCastri	Director-Retirement Markets
Ruthann M. Driscoll	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Matthew K. Fleming	Director-Planning & Investments Support
Stephen J. Frankl	Director-Planning & Sales
William F. Grady, IV	Director-Advanced Planning
Terence J. Holahan	Director-Planning & Sales Education & Development
Emily J. Holbrook	Director-Young Personal Market
Patrick J. Horning	Director-Advanced Planning
William R. Hughes	Director-Advanced Planning
Martha M. Kendler	Director-Closely Held Business Market
Amy Kiiskila	Director-Advanced Planning
Shawn P. Mauser	Director-Network Office Productivity
John E. Muth	Director-Advanced Planning
Elizabeth Ridley	VP-Market Strategy & Training
Andrew J. Smalley	Director-Sales Promotion & Integration
Michael C. Soyka	Director-Planning & Sales
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Director-Planning & Insurance Support
Stephanie Wilcox	Director-Planning & Sales Admin/Integration
Brian D. Wilson	VP-National Sales

James LeMere	Director-Policyowner Services
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stilwell	Director-Policyowner Services
Gina Tolzman	Director-Policyowner Services

Mark J. McLennon	VP-IPS Business Development

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.  Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2016 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2016)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
AMLI at Perimeter Gardens, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, L.P. (2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2016)
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
LearnVest Inc.(2)	Delaware	100.00
LearnVest Planning Services, LLC(2)	Delaware	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Planning, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund I, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund I, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2016)
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Perimeter Place Master Condominium Association, Inc.(2)	Georgia	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Promenade at Clifton LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2015, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)	Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27.  Number of Contract Owners

As of March 31, 2016, 490 variable annuity contracts issued in connection with NML Variable Annuity Account C were outstanding. 46 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 444 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.  Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 30, 2016 the directors and officers of NMIS are as follows:

Name	Position
Rebekah B. Barsch	Vice President, Planning and Sales
Pency P. Byhardt	Vice President, Annuity Operations
Michael G. Carter	Director
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Bradley L. Eull	Secretary
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Director, Senior Vice President, Agencies
John M. Grogan	Director, Senior Vice President, Insurance and Investment Products
David P. Harley	Director, Investment Services
Andrew E. Iggens	Assistant Treasurer
Ronald P. Joelson	Director
Jennifer W. Murphy	Director, NMIS Home Office Supervision/Administration
Jeffrey J. Niehaus	Director, Business Retirement Markets
K. David Nunley	Assistant Treasurer
Gregory C. Oberland	Executive Officer, Agencies, Sales and Marketing
Jennifer O’Leary	Treasurer and Financial and Operations Principal
Travis T. Piotrowski	Vice President, Policyowner Services
Daniel A. Riedl	Vice President, Chief Operating Officer
Bethany M. Rodenhuis	Senior Vice President, Agencies Strategy and Services
Calvin R. Schmidt	Director, Senior Vice President, Integrated Operations
Sarah R. Schneider	Vice President, New Business
Sarah E. Schott	Vice President, Compliance/Best Practices
David W. Simbro	Senior Vice President, Life and Annuity Product
Todd W. Smasal	Director, Human Resources
David G. Stoeffel	Director, President and Chief Executive Officer
Kellen A. Thiel	Director, Investment Products
Jeffrey B. Williams	Vice President, NMIS Compliance, and Chief Compliance Officer
Brian D. Wilson	Vice President, National Sales
Terry Young	Assistant Secretary

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $30,315 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30.  Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.  Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.  Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 2016.

NML VARIABLE ANNUITY ACCOUNT C (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 28th day of April, 2016.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Senior Vice President and
Michael G. Carter	Chief Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 28, 2016.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 43 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2016	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 25, 2016	Filed herewith